UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04719

             The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2015

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2015 (a)							Average Annual Returns – March 31, 2015 (a)(b)(d)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	1.81%	13.69%	10.64%	12.00%	1.44%	1.44%	None	(2.50)%	12.49%	9.95%	11.52%	1.69%	1.69%	4.00%
SmallCap Equity	1.06	10.87	8.36	7.37	1.63	1.50	None	(3.19)	9.72	7.68	6.98	1.88	1.75	4.00
Mid-Cap Equity	8.14	—	—	12.01	3.88	1.50	None	3.57	—	—	9.28	4.13	1.75	4.00
Income	7.08	10.63	6.08	7.74	2.57	2.00	None	2.50	9.45	5.39	7.28	2.82	2.25	4.00
Equity	10.36	11.86	7.47	10.23	1.60	1.60	None	5.63	10.69	6.77	9.46	1.85	1.85	4.00
Balanced	7.51	8.56	6.36	8.69	1.28	1.28	None	2.92	7.39	5.66	8.24	1.53	1.53	4.00
Intermediate Bond	1.98	2.33	3.37	4.91	1.36	1.00	None	(2.16)	1.36	2.83	4.66	1.46	1.10	4.00

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2015 (a)(c)(d)							Average Annual Returns – March 31, 2015 (a)(d)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	0.02%	12.83%	9.83%	11.33%	2.19%	2.19%	1.00%	2.08%	13.97%	10.84%	12.12%	1.19%	1.19%	None
SmallCap Equity	(0.72)	10.05	7.42	6.73	2.38	2.25	1.00	1.33	11.16	8.56	7.48	1.38	1.25	None
Mid-Cap Equity	6.29	—	—	11.21	4.63	2.25	1.00	8.39	—	—	12.30	3.63	1.25	None
Income	5.35	9.81	5.29	7.20	3.32	2.75	1.00	7.36	10.91	6.27	7.85	2.32	1.75	None
Equity	8.51	11.03	6.68	9.75	2.35	2.35	1.00	10.59	12.09	7.65	10.30	1.35	1.35	None
Balanced	5.67	7.74	5.56	8.14	2.03	2.03	1.00	7.71	8.81	6.54	8.77	1.03	1.03	None
Intermediate Bond	0.26	1.56	2.58	4.46	2.11	1.75	1.00	2.32	2.57	3.54	4.98	1.11	0.75	None

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc., (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2016, and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity. The performance for the Class I Shares, except for Mid-Cap Equity, would have been higher due to the lower expenses associated with this class of shares. The performance for all share classes of Mid-Cap Equity is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares, except for Mid-Cap Equity, would have been lower due to the additional fees and expenses associated with these classes of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Morningstar® Ratings Based on Risk Adjusted Returns as of March 31, 2015 (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
FUND	Morningstar Category	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds

TETON Westwood Mighty Mites AAA	Small Blend	««««	620	«««	620	«««	559	«««««	360
TETON Westwood Mighty Mites A	Small Blend	««««	620	«««	620	«««	559	«««««	360
TETON Westwood Mighty Mites C	Small Blend	««««	620	«««	620	«««	559	«««««	360
TETON Westwood Mighty Mites I	Small Blend	«««	620	«««	620	«««	559	¶¶¶¶¶	360

TETON Westwood SmallCap Equity AAA	Small Blend	«	620	«	620	«	559	««	360
TETON Westwood SmallCap Equity A	Small Blend	«	620	«	620	«	559	««	360
TETON Westwood SmallCap Equity C	Small Blend	«	620	«	620	«	559	««	360
TETON Westwood SmallCap Equity I	Small Blend	«	620	«	620	«	559	¶¶	360

TETON Westwood Mid-Cap Equity AAA	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity A	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity C	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity I	Mid-Cap Growth	—	—	—	—	—	—	—	—

TETON Westwood Income AAA	Large Value	««	1125	««	1125	««	991	«««	689
TETON Westwood Income A	Large Value	««	1125	«	1125	««	991	«««	689
TETON Westwood Income C	Large Value	««	1125	««	1125	««	991	«««	689
TETON Westwood Income I	Large Value	«««	1125	««	1125	«««	991	¶¶¶	689

TETON Westwood Equity AAA	Large Value	««««	1125	«««	1125	«««	991	««««	689
TETON Westwood Equity A	Large Value	«««	1125	««	1125	««	991	«««	689
TETON Westwood Equity C	Large Value	«««	1125	«««	1125	««	991	«««	689
TETON Westwood Equity I	Large Value	«««	1125	«««	1125	«««	991	¶¶¶¶	689

TETON Westwood Balanced AAA	Moderate Allocation	«««	787	«««	787	«««	697	«««	444
TETON Westwood Balanced A	Moderate Allocation	«««	787	««	787	««	697	«««	444
TETON Westwood Balanced C	Moderate Allocation	«««	787	«««	787	««	697	«««	444
TETON Westwood Balanced I	Moderate Allocation	«««	787	««««	787	«««	697	¶¶¶¶	444

TETON Westwood Intermediate Bond AAA	Intermediate Term Bond	«	905	«	905	«	803	«	584
TETON Westwood Intermediate Bond A	Intermediate Term Bond	«	905	«	905	«	803	«	584
TETON Westwood Intermediate Bond C	Intermediate Term Bond	«	905	«	905	«	803	«	584
TETON Westwood Intermediate Bond I	Intermediate Term Bond	«	905	«	905	«	803	¶¶	584

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five, and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I Shares. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2015 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors, Inc. is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of a Fund carefully before investing. Each Fund’s prospectus contains this and other information about the Funds and are available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectuses should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2014 through March 31, 2015

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2014 through March 31, 2015

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/14	Ending Account Value 03/31/15	Annualized Expense Ratio	Expenses Paid During Period*
TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$1,085.80	1.41%	$7.33	$1,000.00	$1,017.90	1.41%	$7.09
Class A	$1,000.00	$1,084.80	1.66%	$8.63	$1,000.00	$1,016.65	1.66%	$8.35
Class C	$1,000.00	$1,081.90	2.16%	$11.21	$1,000.00	$1,014.16	2.16%	$10.85
Class I	$1,000.00	$1,087.50	1.16%	$6.04	$1,000.00	$1,019.15	1.16%	$5.84

TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,069.70	1.50%	$7.74	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,068.30	1.75%	$9.02	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,065.50	2.25%	$11.59	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,071.10	1.25%	$6.45	$1,000.00	$1,018.70	1.25%	$6.29

TETON Westwood Mid-Cap Equity Fund
Class AAA	$1,000.00	$1,066.40	1.51%	$7.78	$1,000.00	$1,017.40	1.51%	$7.59
Class A	$1,000.00	$1,064.80	1.76%	$9.06	$1,000.00	$1,016.16	1.76%	$8.85
Class C	$1,000.00	$1,062.60	2.26%	$11.62	$1,000.00	$1,013.66	2.26%	$11.35
Class I	$1,000.00	$1,067.90	1.26%	$6.50	$1,000.00	$1,018.65	1.26%	$6.34

TETON Westwood Income Fund
Class AAA	$1,000.00	$1,005.60	2.00%	$10.00	$1,000.00	$1,014.96	2.00%	$10.05
Class A	$1,000.00	$1,004.80	2.25%	$11.25	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,002.40	2.75%	$13.73	$1,000.00	$1,011.22	2.75%	$13.79
Class I	$1,000.00	$1,007.00	1.75%	$8.76	$1,000.00	$1,016.21	1.75%	$8.80

TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,066.40	1.59%	$8.19	$1,000.00	$1,017.00	1.59%	$8.00
Class A	$1,000.00	$1,065.60	1.84%	$9.48	$1,000.00	$1,015.76	1.84%	$9.25
Class C	$1,000.00	$1,062.70	2.34%	$12.03	$1,000.00	$1,013.26	2.34%	$11.75
Class I	$1,000.00	$1,067.80	1.34%	$6.91	$1,000.00	$1,018.25	1.34%	$6.74

TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,051.00	1.29%	$6.60	$1,000.00	$1,018.50	1.29%	$6.49
Class A	$1,000.00	$1,049.40	1.54%	$7.87	$1,000.00	$1,017.25	1.54%	$7.75
Class C	$1,000.00	$1,046.20	2.04%	$10.41	$1,000.00	$1,014.76	2.04%	$10.25
Class I	$1,000.00	$1,051.50	1.04%	$5.32	$1,000.00	$1,019.75	1.04%	$5.24

TETON Westwood Intermediate Bond Fund
Class AAA	$1,000.00	$1,016.90	1.00%	$5.03	$1,000.00	$1,019.95	1.00%	$5.04
Class A	$1,000.00	$1,016.40	1.10%	$5.53	$1,000.00	$1,019.45	1.10%	$5.54
Class C	$1,000.00	$1,013.70	1.75%	$8.79	$1,000.00	$1,016.21	1.75%	$8.80
Class I	$1,000.00	$1,018.10	0.75%	$3.77	$1,000.00	$1,021.19	0.75%	$3.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2015:

TETON Westwood Mighty Mites Fund

U.S. Government Obligations	21.1%
Diversified Industrial	8.4%
Health Care	7.8%
Equipment and Supplies	6.1%
Automotive: Parts and Accessories	4.8%
Financial Services	4.4%
Food and Beverage	3.9%
Computer Software and Services	3.2%
Electronics	3.2%
Business Services	3.2%
Aviation: Parts and Services	3.1%
Retail	2.6%
Telecommunications	2.4%
Specialty Chemicals	2.4%
Entertainment	2.3%
Hotels and Gaming	2.2%
Machinery	2.1%
Restaurants	2.1%
Consumer Products	1.9%
Publishing	1.9%
Real Estate	1.5%
Metals and Mining	1.3%
Broadcasting	1.2%

Consumer Services	0.9%
Energy and Utilities: Natural Gas	0.6%
Building and Construction	0.6%
Energy and Utilities: Water	0.6%
Manufactured Housing and Recreational Vehicles	0.5%
Semiconductors	0.5%
Energy and Utilities: Integrated	0.4%
Automotive	0.4%
Airlines	0.4%
Agriculture	0.3%
Paper and Forest Products	0.3%
Environmental Control	0.3%
Energy and Utilities: Oil	0.2%
Energy and Utilities: Services	0.2%
Transportation	0.2%
Communications Equipment	0.2%
Educational Services	0.2%
Aerospace and Defense	0.1%
Closed-End Business Development Company	0.0%
Energy and Utilities: Alternative Energy	0.0%
Other Assets and Liabilities (Net)	0.0%

100.0%

TETON Westwood SmallCap Equity Fund

Financial Services	20.4%
Semiconductors	8.4%
Energy and Utilities	8.4%
Business Services	7.9%
Retail	6.7%
Computer Software and Services	6.6%
Health Care	6.4%
Diversified Industrial	5.2%
Building and Construction	5.1%
Electronics	4.7%
Aerospace	3.8%
Telecommunications	3.7%

U.S. Government Obligations	3.3%
Machinery	2.2%
Equipment and Supplies	2.2%
Computer Hardware	1.7%
Metals and Mining	1.2%
Specialty Chemicals	1.1%
Consumer Products	0.6%
Entertainment	0.5%
Automotive: Parts and Accessories	0.0%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

TETON Westwood Mid-Cap Equity Fund

Financials	20.5%
Industrials	17.4%
Consumer Discretionary	16.9%
Health Care	16.2%
Information Technology	13.5%
Energy	5.5%

Consumer Staples	3.7%
Materials	3.0%
Utilities	2.8%
Other Assets and Liabilities (net)	0.5%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Income Fund

Financial Services	19.1%
Health Care	15.3%
Energy and Utilities: Oil	7.1%
U.S. Government Obligations	6.9%
Computer Hardware	6.0%
Retail	5.6%
Energy and Utilities: Services	5.1%
Diversified Industrial	4.4%
Automotive	3.8%
Paper and Forest Products	3.0%
Metals and Mining	2.9%
Electronics	2.9%
Specialty Chemicals	2.8%
Food and Beverage	2.4%

Communications Equipment	2.2%
Media	2.0%
Machinery	2.0%
Energy and Utilities: Natural Gas	1.9%
Telecommunications	1.9%
Real Estate Investment Trusts	1.4%
Consumer Staples	1.2%
Computer Software and Services	0.7%
Agriculture	0.5%
Energy and Utilities: Integrated	0.5%
Other Assets and Liabilities (Net)	(1.6)%

100.0%

TETON Westwood Equity Fund

Banking	13.2%
Health Care	10.6%
Food and Beverage	6.8%
Retail	6.3%
Financial Services	6.1%
Aerospace	5.9%
Telecommunications	5.6%
Energy: Oil	4.8%
Mutual Fund	4.7%
Cable and Satellite	4.0%
Energy: Integrated	3.9%
Entertainment	3.9%
Consumer Products	3.7%
Computer Hardware	2.5%

Business Services	2.4%
Health Care Providers and Services	2.4%
Diversified Industrial	2.0%
Computer Software and Services	2.0%
Automotive: Parts and Accessories	2.0%
Transportation	1.9%
Energy and Energy Services	1.6%
Communications Equipment	1.1%
Semiconductors	1.1%
Electronics	1.0%
Energy: Natural Gas	0.7%
Other Assets and Liabilities (Net)	(0.2)%

100.0%

TETON Westwood Balanced Fund

Banking	12.9%
Health Care	10.9%
Financial Services	7.8%
Energy: Oil	7.1%
U.S. Government Obligations	5.4%
Federal Home Loan Mortgage Corp.	4.5%
Food and Beverage	4.5%
Retail	4.1%
Consumer Products	4.0%
Aerospace	3.9%
Telecommunications	3.6%
Computer Hardware	3.3%
Mutual Fund	3.1%
Energy: Integrated	2.8%
Electronics	2.8%
Transportation	2.7%

Cable and Satellite	2.6%
Entertainment	2.5%
Diversified Industrial	2.4%
Federal National Mortgage Association	1.5%
Computer Software and Services	1.4%
Automotive: Parts and Accessories	1.3%
Energy and Energy Services	1.2%
Business Services	0.9%
Communications Equipment	0.7%
Semiconductors	0.7%
Equipment and Supplies	0.6%
Energy: Natural Gas	0.6%
Other Assets and Liabilities (Net)	0.2%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	65.0%
U.S. Government Agency Obligations	17.3%
U.S. Government Obligations	10.6%
Mutual Fund	6.6%

Other Assets and Liabilities (Net)	0.5%

100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 78.6%
	Aerospace and Defense — 0.1%
170,794	Innovative Solutions & Support Inc.†	$749,930	$649,017
37,500	Kratos Defense & Security Solutions Inc.†	247,124	207,375

		997,054	856,392

	Agriculture — 0.3%
225	J.G. Boswell Co.	144,676	163,125
194,836	Limoneira Co.	4,267,803	4,247,425

		4,412,479	4,410,550

	Airlines — 0.4%
89,000	American Airlines Group Inc.	36,713	4,697,420
225,000	American Airlines Group Inc., Escrow†	3,288	483,750

		40,001	5,181,170

	Automotive — 0.4%
27,200	Lithia Motors Inc., Cl. A	517,533	2,703,952
66,500	Sonic Automotive Inc., Cl. A	849,600	1,655,850
70,000	Wabash National Corp.†	132,194	987,000

		1,499,327	5,346,802

	Automotive: Parts and Accessories — 4.7%
6,000	China Automotive Systems Inc.	34,007	43,680
105,000	Dana Holding Corp.	624,231	2,221,800
310,685	Federal-Mogul Holdings Corp.†	3,464,642	4,135,221
27,800	Gentherm Inc.†	404,618	1,404,178
196,600	Modine Manufacturing Co.†	1,907,098	2,648,202
31,000	Motorcar Parts of America Inc.†	407,454	861,490
60,000	Puradyn Filter Technologies Inc.†	13,098	11,700
77,000	Shiloh Industries Inc.†	1,090,261	1,081,080
181,200	Standard Motor Products Inc.	1,765,804	7,657,512
179,000	Strattec Security Corp.	4,402,837	13,217,360
610,000	Superior Industries International Inc.	11,038,959	11,547,300
37,000	Tenneco Inc.†	115,032	2,124,540
1,119,114	The Pep Boys - Manny, Moe & Jack†	12,333,484	10,765,877
134,665	Tower International Inc.†	2,365,846	3,582,089
134,231	West Marine Inc.†	1,576,523	1,244,321

		41,543,894	62,546,350

	Aviation: Parts and Services — 3.1%
13,500	Astronics Corp.†	127,472	994,950
11,090	Astronics Corp., Cl. B†	100,706	810,568
120,485	Ducommun Inc.†	2,034,710	3,120,562
1,218,900	GenCorp Inc.†	5,625,828	28,266,291
197,301	Kaman Corp.	5,011,314	8,371,481

		12,900,030	41,563,852

	Broadcasting — 1.2%
614,200	ACME Communications Inc.†	21,436	22,418
588,501	Beasley Broadcast Group Inc., Cl. A(a)	3,170,451	3,007,240
133,000	Crown Media Holdings Inc., Cl. A†	314,097	532,000
36,000	Cumulus Media Inc., Cl. A†	166,178	88,920
88,700	Entercom Communications Corp., Cl. A†	196,753	1,077,705
377,500	Gray Television Inc.†	346,494	5,217,050
76,042	Gray Television Inc., Cl. A†	484,342	895,775
617,008	Salem Media Group Inc.	3,271,449	3,800,769

Shares		Cost	Market Value
33,000	Sinclair Broadcast Group Inc., Cl. A	$53,667	$1,036,530

		8,024,867	15,678,407

	Building and Construction — 0.6%
866,265	Huttig Building Products Inc.†	1,008,674	2,468,855
107,074	MYR Group Inc.†	2,422,367	3,355,699
500	Nortek Inc.†	20,053	44,125
88,360	The Monarch Cement Co.	2,287,620	2,509,424

		5,738,714	8,378,103

	Business Services — 3.2%
194,679	Ascent Capital Group Inc., Cl. A†	5,834,739	7,750,171
19,000	Cenveo Inc.†	63,979	40,660
66,906	CoSine Communications Inc.†	148,651	173,956
594	Du-Art Film Labs Inc.†	98,792	114,791
692,272	Edgewater Technology Inc.†(a)	2,188,004	4,735,140
101,271	GP Strategies Corp.†	928,058	3,747,027
23,300	ICF International Inc.†	558,939	951,805
491,477	Internap Corp.†	3,199,991	5,027,810
32,029	KAR Auction Services Inc.	443,660	1,214,860
8,000	Landauer Inc.	282,324	281,120
16,000	Macquarie Infrastructure Co. LLC	203,038	1,316,640
7,260	Matthews International Corp., Cl. A	319,367	373,963
23,000	McGrath RentCorp	616,374	756,930
1,134,311	ModusLink Global Solutions Inc.†	4,267,094	4,367,097
30,000	Pendrell Corp.†	48,782	39,000
188,172	PFSweb Inc.†	835,090	2,068,010
401,375	PRGX Global Inc.†	2,535,374	1,613,528
312,800	Pure Technologies Ltd.	1,468,667	2,002,928
189,555	Safeguard Scientifics Inc.†	3,723,543	3,427,154
110,000	Scientific Games Corp., Cl. A†	1,415,337	1,151,700
9,000	Stamps.com Inc.†	110,502	605,610
11,032	Trans-Lux Corp.†	105,494	47,713
20,562	Viad Corp.	544,831	572,035

		29,940,630	42,379,648

	Closed-End Business Development Company — 0.0%
45,000	MVC Capital Inc.	499,586	426,600

	Communications Equipment — 0.2%
174,954	Communications Systems Inc.	1,943,586	1,996,225
166,100	Extreme Networks Inc.†	672,216	524,876
134,600	Sycamore Networks Inc.	37,521	51,148
30,000	ViewCast.com Inc.†	14,100	65

		2,667,423	2,572,314

	Computer Software and Services — 3.2%
126,078	American Software Inc., Cl. A	1,144,870	1,288,517
60,000	Avid Technology Inc.†	601,469	894,000
210,285	Blucora Inc.†	3,586,816	2,872,493
50,000	Borderfree Inc.†	396,180	300,500
331,400	Callidus Software Inc.†	1,847,278	4,202,152
71,687	Carbonite Inc.†	819,835	1,025,124
16,000	Cinedigm Corp., Cl. A†	27,077	25,920
159,652	Computer Task Group Inc.	1,999,157	1,167,056
28,100	Constant Contact Inc.†	392,805	1,073,701
50,000	CyrusOne Inc.	953,240	1,556,000
40,000	Daegis Inc.†	49,529	26,404
34,000	Datawatch Corp.†	486,724	230,860
47,318	Digi International Inc.†	483,258	472,234
523,311	Dot Hill Systems Corp.†	1,778,471	2,773,548
511,250	EarthLink Holdings Corp.	2,044,914	2,269,950
120,000	Emulex Corp.†	809,530	956,400
800,000	FalconStor Software Inc.†	2,531,413	1,240,000
533,161	Furmanite Corp.†	3,415,902	4,206,640
1,410	Gemalto NV	8,172	112,449

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
923,076	Global Sources Ltd.†	$6,642,731	$5,409,225
20,000	GSE Systems Inc.†	109,966	30,000
593,507	Guidance Software Inc.†	5,005,234	3,210,873
144,117	iGO Inc.†	484,026	364,616
458,356	Lionbridge Technologies Inc.†	1,640,566	2,621,796
29,500	Mercury Systems Inc.†	166,227	458,725
67,500	Mitek Systems Inc.†	199,734	213,300
5,802	MTS Systems Corp.	265,634	438,921
12,000	Qualstar Corp.†	17,642	17,880
210,058	Qumu Corp.†	2,563,883	2,814,777
335,424	Speed Commerce Inc.†	974,194	214,235
3,800	Tyler Technologies Inc.†	39,378	458,014

		41,485,855	42,946,310

	Consumer Products — 1.9%
13,984	Arctic Cat Inc.	522,759	507,899
155,070	Bassett Furniture Industries Inc.	2,268,715	4,422,596
285,021	Blyth Inc.	3,120,750	2,163,309
2,000	Brunswick Corp.	30,085	102,900
55,687	Callaway Golf Co.	383,296	530,697
20,000	Elizabeth Arden Inc.†	323,231	312,000
3,500	Johnson Outdoors Inc., Cl. A	29,026	115,885
11,400	Lakeland Industries Inc.†	109,829	102,030
1,372,622	Marine Products Corp.	9,292,093	11,763,371
13,000	MarineMax Inc.†	63,807	344,630
200	National Presto Industries Inc.	5,745	12,678
77,331	Nautilus Inc.†	587,220	1,180,844
10,000	Norcraft Companies Inc.†	255,700	255,700
129,300	Oil-Dri Corp. of America	2,299,864	4,350,945
5,700	PC Group Inc.†	3,465	36
10,400	Syratech Corp.†	2,600	31

		19,298,185	26,165,551

	Consumer Services — 0.9%
489,500	1-800-FLOWERS.COM Inc., Cl. A†	1,430,614	5,790,785
55,000	Bowlin Travel Centers Inc.†	69,687	77,000
800	Collectors Universe Inc.	238	18,048
63,025	Liberty Tax Inc.†	1,169,913	1,753,986
467,570	Martha Stewart Living Omnimedia Inc., Cl. A†	1,978,786	3,039,205
74,991	XO Group Inc.†	732,512	1,325,091

		5,381,750	12,004,115

	Diversified Industrial — 8.2%
18,000	A.M. Castle & Co.†	187,781	65,700
74,492	AEP Industries Inc.†	3,466,704	4,100,040
9,292	American Railcar Industries Inc.	147,177	462,091
405,300	Ampco-Pittsburgh Corp.	8,891,268	7,076,538
226,693	Burnham Holdings Inc., Cl. A(a)	3,567,581	4,873,900
123,122	Chase Corp.	1,771,716	5,384,125
115,300	Columbus McKinnon Corp.	1,895,176	3,106,182
292,792	FormFactor Inc.†	1,782,486	2,597,065
33,000	Graham Corp.	534,517	791,010
432,703	Griffon Corp.	4,709,349	7,542,013
7,500	Handy & Harman Ltd.†	191,816	307,950
25,000	Haulotte Group SA	134,090	414,776
24,500	Haynes International Inc.	1,191,578	1,092,945
310,095	Insignia Systems Inc.†	901,019	930,285
97,649	John Bean Technologies Corp.	2,860,405	3,488,022
13,526	JPS Industries Inc.†	129,995	135,125
269,892	Katy Industries Inc.†	292,641	699,020
35,380	L.B. Foster Co., Cl. A	1,311,502	1,679,842
248,948	Lawson Products Inc.†	3,440,472	5,778,083
168,949	Lydall Inc.†	1,640,018	5,359,062
75,255	Magnetek Inc.†	1,376,963	2,898,823

Shares		Cost	Market Value
11,800	MSA Safety Inc.	$367,269	$588,584
587,932	Myers Industries Inc.	7,647,516	10,306,448
154,711	NAPCO Security Technologies Inc.†	808,728	895,777
148,500	Park-Ohio Holdings Corp.	2,741,558	7,821,495
127,551	Raven Industries Inc.	3,378,196	2,609,693
66,666	Rubicon Ltd.†	37,762	15,699
18,699	RWC Inc.	306,532	500,292
474,854	Sevcon Inc.†(a)	2,684,174	3,784,586
28,000	Standex International Corp.	928,588	2,299,640
536,509	Steel Partners Holdings LP†	8,601,047	10,188,306
221,824	Tredegar Corp.	4,286,455	4,460,881
290,620	Twin Disc Inc.	6,293,899	5,135,255
150,176	Vishay Precision Group Inc.†	2,460,311	2,392,304

		80,966,289	109,781,557

	Educational Services — 0.2%
287,587	Corinthian Colleges Inc.†	196,007	4,055
262,336	Universal Technical Institute Inc.	4,491,013	2,518,426

		4,687,020	2,522,481

	Electronics — 3.2%
33,000	Alliance Semiconductor Corp.†	66,300	26,403
14,000	Badger Meter Inc.	477,554	839,160
148,347	Bel Fuse Inc., Cl. A(a)	2,812,454	2,720,684
344,177	CTS Corp.	2,845,059	6,191,744
52,000	Daktronics Inc.	527,159	562,120
151,867	Dialight plc	1,836,479	1,703,105
49,789	Electro Scientific Industries Inc.	507,868	307,696
36,271	EMRISE Corp.†	33,129	34,095
34,000	IMAX Corp.†	143,748	1,146,140
20,000	Iteris Inc.†	32,200	36,400
330,000	Kimball Electronics Inc.†	2,001,430	4,666,200
185,000	Kopin Corp.†	691,949	651,200
43,500	Mesa Laboratories Inc.	1,122,942	3,140,700
36,800	Methode Electronics Inc.	204,495	1,731,072
363,633	MOCON Inc.(a)	5,206,107	6,079,944
52,100	MoSys Inc.†	150,654	109,410
64,800	Newport Corp.†	419,585	1,235,088
60,200	Park Electrochemical Corp.	985,935	1,297,912
70,000	Pericom Semiconductor Corp.	699,279	1,082,900
9,000	Pulse Electronics Corp.†	25,097	14,130
82,074	Rofin-Sinar Technologies Inc.†	1,923,230	1,988,653
78,000	Schmitt Industries Inc.†	210,348	205,920
6,776	Sparton Corp.†	77,815	166,012
288,920	Stoneridge Inc.†	1,599,317	3,261,907
157,000	Ultra Clean Holdings†	478,219	1,122,550
109,198	Ultralife Corp.†	437,808	435,700
99,500	Ultratech Inc.†	1,819,137	1,725,330

		27,335,297	42,482,175

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	339,814	374,752

	Energy and Utilities: Integrated — 0.4%
138,340	Broadwind Energy Inc.†	798,619	691,700
159,500	Headwaters Inc.†	656,007	2,925,230
44,000	MGE Energy Inc.	1,025,270	1,950,080

		2,479,896	5,567,010

	Energy and Utilities: Natural Gas — 0.6%
71,554	Abraxas Petroleum Corp.†	291,491	232,551
250,000	Alvopetro Energy Ltd.†	237,762	80,928
43,750	Chesapeake Utilities Corp.	807,212	2,214,188
90,570	Corning Natural Gas Holding Co.	1,015,904	1,831,778
105,000	Delta Natural Gas Co. Inc.	1,603,470	2,042,250

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
18,000	Gas Natural Inc.	$181,544	$179,280
95,800	Gastar Exploration Inc.†	406,048	250,996
230,181	Gulf Coast Ultra Deep Royalty Trust†	287,863	163,889
15,000	Piedmont Natural Gas Co. Inc.	530,578	553,650
43,600	RGC Resources Inc.	566,134	913,856
16,000	U.S. Energy Corp.†	58,970	18,080
10,928	Whitecap Resources Inc.	92,690	123,900

		6,079,666	8,605,346

	Energy and Utilities: Oil — 0.2%
194,844	Callon Petroleum Co.†	1,328,335	1,455,485
24,334	Halcon Resources Corp.†	137,638	37,474
10,900	Mitcham Industries Inc.†	173,694	50,140
57,900	Tesco Corp.	503,333	658,323
197,600	Triangle Petroleum Corp.†	1,473,400	993,928

		3,616,400	3,195,350

	Energy and Utilities: Services — 0.2%
26,000	Archer Ltd.†	88,053	7,714
23,027	Dawson Geophysical Co.†	252,381	98,324
25,300	Flotek Industries Inc.†	279,150	372,922
16,671	Gulf Island Fabrication Inc.	441,878	247,731
200,087	Layne Christensen Co.†	2,783,699	1,002,436
92,500	RPC Inc.	218,733	1,184,925
7,100	Subsea 7 SA, ADR	25,056	60,634

		4,088,950	2,974,686

	Energy and Utilities: Water — 0.6%
24,226	Artesian Resources Corp., Cl. A	482,625	518,194
44,174	Cadiz Inc.†	515,735	453,004
24,800	California Water Service Group	478,224	607,848
4,000	Connecticut Water Service Inc.	135,142	145,320
65,000	Consolidated Water Co. Ltd.	703,929	667,550
80,000	Energy Recovery Inc.†	361,031	207,200
30,433	Middlesex Water Co.	587,770	692,655
10,000	Mueller Water Products Inc., Cl. A	88,100	98,500
111,304	SJW Corp.	2,672,607	3,440,407
44,537	The York Water Co.	726,093	1,081,358

		6,751,256	7,912,036

	Entertainment — 2.3%
105,100	Canterbury Park Holding Corp.†	1,099,945	1,076,224
619,556	Dover Motorsports Inc.	1,521,154	1,468,348
734,163	Entravision Communications Corp., Cl. A	1,852,983	4,647,252
1,188,890	Media General Inc.†	7,115,131	19,604,788
12,000	RealD Inc.†	134,824	153,480
20,000	Rentrak Corp.†	975,859	1,111,200
60,000	RLJ Entertainment Inc.†	279,325	87,600
152,943	World Wrestling Entertainment Inc., Cl. A	1,697,131	2,142,731

		14,676,352	30,291,623

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	12,419	207
553,023	Casella Waste Systems Inc., Cl. A†	2,570,882	3,041,627
15,718	Ceco Environmental Corp.	225,420	166,768
107,700	Hudson Technologies Inc.†	387,751	449,109

		3,196,472	3,657,711

Shares		Cost	Market Value
	Equipment and Supplies — 6.1%
18,101	Amtech Systems Inc.†	$219,541	$202,364
20,000	AZZ Inc.	716,820	931,800
150,000	Blount International Inc.†	2,038,893	1,932,000
328,000	Capstone Turbine Corp.†	392,113	213,200
158,400	CIRCOR International Inc.	5,646,942	8,664,480
374,035	Core Molding Technologies Inc.†	1,982,446	6,414,700
704,009	Federal Signal Corp.	4,911,250	11,116,302
540,000	GrafTech International Ltd.†	2,716,906	2,100,600
510,000	Interpump Group SpA	3,677,985	8,296,918
610,000	Kimball International Inc., Cl. B	6,360,479	6,392,800
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	241,798
20,103	Powell Industries Inc.	750,311	678,878
270,600	SL Industries Inc.†(a)	2,902,278	11,568,150
308,028	The Eastern Co.	5,634,354	6,179,042
106,000	The Gorman-Rupp Co.	2,340,035	3,174,700
41,800	The Greenbrier Companies Inc.	866,098	2,424,400
318,600	The L.S. Starrett Co., Cl. A(a)	3,735,726	6,053,400
115,933	Titan Machinery Inc.†	1,917,267	1,547,706
136,600	TransAct Technologies Inc.	614,006	807,306
228,500	Vicor Corp.†	1,565,681	3,473,200

		49,097,248	82,413,744

	Financial Services — 4.4%
49,400	Anchor Bancorp.†	508,737	1,081,860
20,000	Atlantic American Corp.	75,277	80,600
60,500	BBCN Bancorp Inc.	615,050	875,435
13,900	Berkshire Bancorp Inc.	195,307	116,760
3,900	Berkshire Hills Bancorp Inc.	78,058	108,030
500	BKF Capital Group Inc.†	555	688
75	Burke & Herbert Bank and Trust Co.	95,726	150,375
4	Capital Financial Holdings Inc.	35,200	11,250
6,791	Capitol Federal Financial Inc.	75,244	84,888
18,200	Citizens & Northern Corp.	357,816	367,276
102,339	CoBiz Financial Inc.	1,159,544	1,260,816
28,800	Crazy Woman Creek Bancorp Inc.†	497,983	322,848
32,100	Dime Community Bancshares Inc.	518,414	516,810
870	Farmers & Merchants Bank of Long Beach	4,630,120	5,211,300
11,218	Fidelity Southern Corp.	67,779	189,360
32,000	First Internet Bancorp	661,348	594,240
563,800	Flushing Financial Corp.	9,075,686	11,315,466
10	Guaranty Corp., Cl. A†	137,500	525,000
179,860	Hallmark Financial Services Inc.†	1,565,758	1,906,516
6,600	Hampden Bancorp Inc.	75,984	146,058
16,000	Hancock Holding Co.	200,587	477,760
13,800	Heritage Commerce Corp.	114,043	125,994
39,900	Heritage Financial Group Inc.	414,190	1,086,477
78,000	Hilltop Holdings Inc.†	1,588,249	1,516,320
30,000	HomeStreet Inc.†	300,000	549,600
57,554	Hudson Valley Holding Corp.	1,088,035	1,471,080
22,500	JMP Group LLC	169,614	188,550
90,843	KKR & Co. LP	265,210	2,072,129
22,500	LendingTree Inc.†	498,800	1,260,225
20,000	Meadowbrook Insurance Group Inc.	182,663	170,000
100,000	Medallion Financial Corp.	832,118	926,000
200,000	Monitise plc†	58,454	38,568
8,255	New York Community Bancorp Inc.	104,605	138,106
4,197	Northrim BanCorp Inc.	91,497	102,994

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
21,300	OceanFirst Financial Corp.	$395,540	$367,851
40,000	Oritani Financial Corp.	412,856	582,000
160,000	Pzena Investment Management Inc., Cl. A	1,418,082	1,467,200
2,872	Security National Corp.	246,707	277,148
8,842	SI Financial Group Inc.	101,241	107,342
71,105	Silvercrest Asset Management Group Inc., Cl. A	1,001,707	1,013,246
20,594	Southwest Bancorp Inc.	370,915	366,367
600,000	Sprott Inc.	1,753,102	1,279,065
20,700	State Bank Financial Corp.	357,067	434,700
460,870	Steel Excel Inc.†	13,225,582	9,908,705
12,000	Sterling Bancorp	150,728	160,920
12	Sunwest Bank†	343,901	499,200
65,000	TheStreet Inc.	154,731	117,000
10,000	TriState Capital Holdings Inc.†	98,183	104,700
55,000	TrustCo Bank Corp NY	253,000	378,400
127,100	United Financial Bancorp Inc.	1,749,440	1,579,853
33,089	Value Line Inc.	326,193	483,430
45,900	Washington Trust Bancorp Inc.	1,029,683	1,752,921
82,200	Waterstone Financial Inc.	876,303	1,055,448
87,100	Westfield Financial Inc.	746,912	673,283
28,500	Wilshire Bancorp Inc.	246,078	284,145
402,800	Wright Investors’ Service Holdings Inc.†	625,586	745,180
30,000	Xenith Bankshares Inc.†	127,500	182,400

		52,346,188	58,809,883

	Food and Beverage — 3.9%
29,200	Andrew Peller Ltd., Cl. A	366,944	368,876
563,973	Boulder Brands Inc.†	5,187,634	5,374,663
149,814	Calavo Growers Inc.	3,927,953	7,703,436
110,000	Cott Corp.	748,495	1,030,700
500,000	Crimson Wine Group Ltd.†	4,546,647	4,550,000
100,000	Diamond Foods Inc.†	2,091,601	3,257,000
170,000	Farmer Brothers Co.†	3,135,187	4,207,500
1,100	Hanover Foods Corp., Cl. A	110,881	115,500
200,794	Inventure Foods Inc.†	1,203,806	2,246,885
5,600	Iwatsuka Confectionery Co. Ltd.	304,811	314,237
1,500	J & J Snack Foods Corp.	21,623	160,050
931	John B Sanfilippo & Son Inc.	37,104	40,126
172,808	Lifeway Foods Inc.†	1,758,103	3,696,363
25,000	MGP Ingredients Inc.	129,112	336,500
7,800	Rock Field Co. Ltd.	125,557	167,986
5,900	Scheid Vineyards Inc., Cl. A†	89,940	184,257
163,000	Snyder’s-Lance Inc.	3,512,561	5,209,480
315,265	SunOpta Inc.†	2,481,094	3,348,114
12,200	The Boston Beer Co. Inc., Cl. A†	373,005	3,262,280
80,000	The Hain Celestial Group Inc.†	827,229	5,124,000
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	580,911
280,000	Vitasoy International Holdings Ltd.	133,057	437,734
23,000	Willamette Valley Vineyards Inc.†	88,087	138,000

		31,594,218	51,854,598

	Health Care — 7.8%
32,960	Accuray Inc.†	244,893	306,528
2,362	AcelRx Pharmaceuticals Inc.†	21,558	9,117
5,000	Achillion Pharmaceuticals Inc.†	19,520	49,300
13,000	Alere Inc.†	350,377	635,700
24,000	AngioDynamics Inc.†	294,826	426,960

Shares		Cost	Market Value
80,000	ArthroCare Corp. Stub†	$0	$28,000
341,461	Biolase Inc.†	449,404	689,751
71,500	Bio-Reference Laboratories Inc.†	1,528,531	2,519,660
998,619	BioScrip Inc.†	7,101,222	4,423,882
107,000	BioTelemetry Inc.†	539,912	946,950
8,500	Boiron SA	143,359	912,953
535,505	Cantel Medical Corp.	5,635,720	25,436,488
24,000	Cardica Inc.†	50,865	15,113
89,100	Cardiovascular Systems Inc.†	1,317,825	3,478,464
62,500	Cepheid Inc.†	595,116	3,556,250
354,000	Cutera Inc.†	3,129,613	4,573,680
3,500	DexCom Inc.†	37,449	218,190
50,000	Electromed Inc.†	114,907	124,000
173,226	Exactech Inc.†	3,024,589	4,439,782
200,000	Exelixis Inc.†	381,000	514,000
44,200	Genesis Healthcare Inc.†	374,381	314,704
200,628	Harvard Bioscience Inc.†	1,019,886	1,167,655
40,049	Heska Corp.†	373,961	1,032,463
4,022	ICU Medical Inc.†	208,829	374,609
633,835	InfuSystems Holdings Inc.†	1,649,886	1,717,693
182,117	IntriCon Corp.†	741,187	1,480,611
221,970	Invacare Corp.	4,093,040	4,308,438
460,709	Liberator Medical Holdings Inc.	1,620,252	1,612,482
138,000	Meridian Bioscience Inc.	2,839,503	2,633,040
126,750	Neogen Corp.†	522,230	5,923,028
161,407	NeoGenomics Inc.†	473,398	753,771
193,034	Nutraceutical International Corp.†	4,694,701	3,802,770
44,612	Omnicell Inc.†	732,122	1,565,881
50,000	OPKO Health Inc.†	108,408	708,500
38,200	Orthofix International NV†	715,836	1,370,998
110,991	Pain Therapeutics Inc.†	364,869	209,773
24,000	PhotoMedex Inc.†	292,016	48,240
2,500	PreMD Inc.†	4,580	0
147,061	Quidel Corp.†	1,709,110	3,967,706
68,000	RTI Surgical Inc.†	352,328	335,920
213,900	Special Diversified Opportunities Inc.†	207,526	248,124
274,292	SurModics Inc.†	5,902,882	7,139,821
101,249	Syneron Medical Ltd.†	885,583	1,253,463
2,000	Targanta Therapeutics Corp., Escrow†	0	640
5,000	Titan Medical Inc.†	6,781	7,150
137,000	Trinity Biotech plc, ADR	1,389,648	2,637,250
74,700	United-Guardian Inc.	656,817	1,414,818
170,000	Uroplasty Inc.†	420,155	207,400
5,174	Utah Medical Products Inc.	143,347	309,716
22,000	Vascular Solutions Inc.†	240,599	667,040
330,000	Zealand Pharma A/S†	4,082,133	4,939,089

		61,806,680	105,457,561

	Hotels and Gaming — 2.2%
71,800	Boyd Gaming Corp.†	416,103	1,019,560
72,040	Churchill Downs Inc.	2,735,264	8,282,439
140,484	Dover Downs Gaming & Entertainment Inc.†	586,221	164,366
125,000	Eldorado Resorts Inc.†	585,204	628,750
13,000	Empire Resorts Inc.†	90,939	59,800
194,807	Full House Resorts Inc.†	275,489	294,159
33,000	Isle of Capri Casinos Inc.†	245,334	463,650
254,153	Lakes Entertainment Inc.†	2,101,803	2,178,091
602,891	Morgans Hotel Group Co.†	4,462,865	4,672,405
70,000	Pinnacle Entertainment Inc.†	775,900	2,526,300
9,000	Ryman Hospitality Properties Inc.	265,532	548,190
383,820	The Marcus Corp.	4,872,450	8,171,528

		17,413,104	29,009,238

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery — 2.1%
294,060	Astec Industries Inc.	$10,296,353	$12,609,293
12,000	Bolzoni SpA	33,891	47,225
6,300	DMG MORI SEIKI AG	40,709	207,286
12,200	DXP Enterprises Inc.†	222,516	537,898
255,016	Gencor Industries Inc.†	2,494,984	2,552,710
130,000	Global Power Equipment Group Inc.	2,964,809	1,716,000
6,000	Hardinge Inc.	54,215	69,600
152,009	Key Technology Inc.†	2,549,723	1,936,595
15,664	Lindsay Corp.	1,058,407	1,194,380
49,300	Tennant Co.	1,064,922	3,222,741
44,400	The Middleby Corp.†	464,969	4,557,660

		21,245,498	28,651,388

	Manufactured Housing and Recreational Vehicles — 0.5%
54,000	Cavco Industries Inc.†	2,860,659	4,053,240
124,000	Nobility Homes Inc.†	1,103,616	1,488,000
47,796	Skyline Corp.†	222,012	166,330
61,000	Winnebago Industries Inc.	626,036	1,296,860

		4,812,323	7,004,430

	Metals and Mining — 1.3%
85,000	5N Plus Inc.†	306,827	144,290
10,000	Alkane Resources Ltd.†	3,333	2,209
180,800	Materion Corp.	3,872,388	6,948,144
25,000	Molycorp Inc.†	20,475	9,633
830,000	Osisko Gold Royalties Ltd.	12,083,392	10,970,116
900,000	Tanami Gold NL†	210,755	19,194

		16,497,170	18,093,586

	Paper and Forest Products — 0.3%
24,098	Keweenaw Land Association Ltd.†	2,043,499	2,626,682
135,000	Wausau Paper Corp.	1,369,518	1,286,550

		3,413,017	3,913,232

	Publishing — 1.9%
420,000	Il Sole 24 Ore SpA†	705,739	379,798
1,439,576	Journal Communications Inc., Cl. A†	5,585,238	21,334,516
155,000	The E.W. Scripps Co., Cl. A†	672,184	4,408,200

		6,963,161	26,122,514

	Real Estate — 1.5%
200,000	Ambase Corp.†	311,545	440,000
8,000	Bresler & Reiner Inc.†	4,912	7,320
69,398	Capital Properties Inc., Cl. A†	667,370	864,005
100,000	Cohen & Steers Inc.	2,089,041	4,095,000
46,135	DGT Holdings Corp.†	664,322	724,320
9,500	FRP Holdings Inc.†	300,099	345,800
154,205	Griffin Land & Nurseries Inc.	4,353,856	4,794,233
9,742	Gyrodyne Special Distribution, LLC†	201,659	201,659
7,300	Holobeam Inc.†	132,985	507,350
359,623	Reading International Inc., Cl. A†	2,269,643	4,836,929
67,181	Reading International Inc., Cl. B†	533,630	921,052
2,508	Royalty LLC.	0	1,020
115,000	Tejon Ranch Co.†	3,240,219	3,041,750

		14,769,281	20,780,438

	Restaurants — 2.1%
25,168	Biglari Holdings Inc.†	7,136,164	10,422,069
76,000	Denny’s Corp.†	241,347	866,400
96,703	Famous Dave’s of America Inc.†	1,183,983	2,756,036
206,534	Nathan’s Famous Inc.	4,769,718	11,183,816

Shares		Cost	Market Value
55,000	The Cheesecake Factory Inc.	$1,614,698	$2,713,150

		14,945,910	27,941,471

	Retail — 2.6%
49,000	Aaron’s Inc.†	949,904	1,387,190
265,089	Big 5 Sporting Goods Corp.	3,725,198	3,517,731
30,000	Destination XL Group Inc.†	169,350	148,200
60,496	Ethan Allen Interiors Inc.	1,459,896	1,672,109
119,200	EVINE Live Inc.†	546,447	799,832
190,700	Ingles Markets Inc., Cl. A	3,195,787	9,435,836
293,800	Krispy Kreme Doughnuts Inc.†	1,839,163	5,873,062
59,000	La-Z-Boy Inc.	1,313,713	1,658,490
15,000	Movado Group Inc.	198,103	427,800
35,000	Pier 1 Imports Inc.	421,157	489,300
140,000	Roundy’s Inc.†	572,718	684,600
29,605	Rush Enterprises Inc., Cl. A†	545,615	809,993
103,005	Rush Enterprises Inc., Cl. B†	1,775,041	2,546,284
6,000	SpartanNash Co.	121,934	189,360
616,755	The Bon-Ton Stores Inc.	6,709,782	4,292,615
39,581	Village Super Market Inc., Cl. A	1,065,449	1,244,427
4,000	Winmark Corp.	284,701	350,280

		24,893,958	35,527,109

	Semiconductors — 0.5%
236,160	Cascade Microtech Inc.†	1,323,037	3,207,053
185,100	Entegris Inc.†	1,250,835	2,534,019
93,700	IXYS Corp.	991,052	1,154,384

		3,564,924	6,895,456

	Specialty Chemicals — 2.4%
85,000	Chemtura Corp.†	1,480,785	2,319,650
1,186,000	Ferro Corp.†	5,973,230	14,884,300
267,226	General Chemical Group Inc.†(a)	59,859	14,697
147,406	Hawkins Inc.	5,099,148	5,599,954
2,000	KMG Chemicals Inc.	51,827	53,460
4,000	Minerals Technologies Inc.	116,940	292,400
39,000	Navigator Holdings Ltd.†	840,322	744,900
260,000	OMNOVA Solutions Inc.†	633,248	2,217,800
319,543	Zep Inc.	4,212,390	5,441,817

		18,467,749	31,568,978

	Telecommunications — 2.4%
74,200	Atlantic Tele-Network Inc.	3,030,595	5,136,124
1,270,048	Cincinnati Bell Inc.†	4,307,961	4,483,269
46,801	Consolidated Communications Holdings Inc.	590,136	954,740
20,000	Frequency Electronics Inc.†	225,394	279,000
715,178	HC2 Holdings Inc.†	2,613,959	7,831,199
752	Horizon Telecom Inc., Cl. B†	33,866	6,016
95,000	Ixia†	1,088,123	1,152,350
54,000	New ULM Telecom Inc.	502,691	388,800
835,000	NII Holdings Inc.†	804,131	36,323
4,100	North State Telecommunications Corp., Cl. A	349,343	291,633
559,235	ORBCOMM Inc.†	3,171,044	3,338,633
69,535	PC-Tel Inc.	542,336	556,280
7,788	Preformed Line Products Co.	338,590	328,108
249,000	Shenandoah Telecommunications Co.	2,739,911	7,758,840

		20,338,080	32,541,315

	Transportation — 0.2%
120,700	Dakota Plains Holdings Inc.†	239,164	223,295
6,142	Patriot Transportation Holding Inc.†	140,916	153,366
8,200	PHI Inc.†	130,182	243,950

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
126,308	Providence and Worcester Railroad Co.	$1,830,318	$2,283,649
1	Trailer Bridge Inc.†	7,995	465

		2,348,575	2,904,725

	TOTAL COMMON STOCKS	693,164,291	1,057,310,557

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	229,855	1,290,295

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Diversified Industrial — 0.2%
88,937	Sevcon Inc., 4.000%, Ser. A	1,912,146	2,086,462

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003†	7,625	14,905

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,919,771	2,101,367

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	0	156,000
400,000	Sanofi, CVR, expire 12/31/20†	137,800	271,200
200,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	103,591	106,000

	TOTAL RIGHTS	241,391	533,200

	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	89,313	12,136

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0	0

		0	0

	TOTAL WARRANTS	89,313	12,136

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22	$40,860	$38,868
108,079	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	108,079	108,079

	TOTAL CORPORATE BONDS	148,939	146,947

	U.S. GOVERNMENT OBLIGATIONS — 21.1%
283,668,000	U.S. Treasury Bills, 0.000% to 0.145%††, 04/02/15 to 09/24/15	283,597,602	283,621,261

	TOTAL INVESTMENTS — 100.0%	$979,391,162	1,345,015,763

	Other Assets and Liabilities (Net) — 0.0%		519,319

	NET ASSETS — 100.0%		$1,345,535,082

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.8%
	Aerospace — 3.8%
23,750	AAR Corp.	$302,494	$729,125
14,900	Hexcel Corp.	334,024	766,158

		636,518	1,495,283

	Automotive: Parts and Accessories — 0.0%
402	Remy International, Inc.	4,186	8,928

	Building and Construction — 5.1%
24,700	Builders FirstSource Inc.†	152,490	164,749
9,350	Dycom Industries Inc.†	164,173	456,654
12,200	EMCOR Group Inc.	496,315	566,934
9,800	MasTec Inc.†	263,755	189,140
20,200	MYR Group Inc.†	381,130	633,068

		1,457,863	2,010,545

	Business Services — 7.9%
20,250	ABM Industries Inc.	433,172	645,165
21,900	Checkpoint Systems Inc.	269,498	236,958
12,450	Convergys Corp.	154,581	284,732
18,050	FTI Consulting Inc.†	613,945	676,153
2,000	G & K Services Inc., Cl. A	62,137	145,060
8,850	KAR Auction Services Inc.	139,585	335,681
9,600	McGrath RentCorp	262,043	315,936
27,950	PRGX Global Inc.†	195,987	112,359
13,600	The Brink’s Co.	348,011	375,768

		2,478,959	3,127,812

	Computer Hardware — 1.7%
45,700	QLogic Corp.†	679,826	673,618

	Computer Software and Services — 6.6%
9,800	Bottomline Technologies Inc.†	176,329	268,226
17,600	Constant Contact Inc.†	295,184	672,496
21,600	Covisint Corp.†	142,449	43,848
15,500	Guidance Software Inc.†	146,768	83,855
6,600	Heartland Payment Systems Inc.	134,730	309,210
3,800	Informatica Corp.†	104,124	166,649
9,500	NetScout Systems Inc.†	132,167	416,575
17,200	Progress Software Corp.†	348,852	467,324
5,000	PTC Inc.†	99,782	180,850

		1,580,385	2,609,033

	Consumer Products — 0.6%
6,900	Hanesbrands Inc.	44,921	231,219

	Diversified Industrial — 5.2%
7,200	Badger Meter Inc.	225,338	431,568
5,550	Barnes Group Inc.	134,945	224,719
16,260	Columbus McKinnon Corp.	244,105	438,044
15,500	Furmanite Corp.†	87,431	122,295
3,438	Griffon Corp.	30,572	59,924
5,000	Itron Inc.†	196,757	182,550
7,450	Kennametal Inc.	295,385	250,991
7,800	Sealed Air Corp.	128,023	355,368

		1,342,556	2,065,459

	Electronics — 4.7%
4,000	Avnet Inc.	124,610	178,000
47,450	Electro Scientific Industries Inc.	659,151	293,241
8,500	Knowles Corp.†	191,132	163,795
37,600	Newport Corp.†	473,804	716,656
13,550	Vishay Intertechnology Inc.	138,852	187,261
6,100	Woodward Inc.	203,284	311,161

		1,790,833	1,850,114

	Energy and Utilities — 8.4%
14,100	C&J Energy Services Ltd.†	369,610	156,933
8,300	Carrizo Oil & Gas Inc.†	309,165	412,095
31,800	Energy XXI Bermuda Ltd.	659,474	115,752
8,100	Gulfport Energy Corp.†	380,737	371,871

Shares		Cost	Market Value
18,300	Matador Resources Co.†	$313,289	$401,136
10,850	Matrix Service Co.†	127,833	190,526
31,300	Newpark Resources Inc.†	236,379	285,143
44,900	Patterson-UTI Energy Inc.	742,206	842,998
30,100	Rosetta Resources Inc.†	829,142	512,302

		3,967,835	3,288,756

	Entertainment — 0.5%
13,300	World Wrestling Entertainment Inc., Cl. A	146,150	186,333

	Equipment and Supplies — 2.2%
3,700	CIRCOR International Inc.	134,675	202,390
9,900	Crown Holdings Inc.†	373,213	534,798
9,900	Titan Machinery Inc.†	194,158	132,165

		702,046	869,353

	Financial Services — 20.4%
8,300	BankUnited Inc.	201,551	271,742
10,850	BBCN Bancorp Inc.	80,984	156,999
12,498	Beneficial Bancorp Inc.†	126,446	141,102
4,200	Berkshire Hills Bancorp Inc.	97,244	116,340
9,700	Boston Private Financial Holdings Inc.	73,597	117,855
10,950	Brown & Brown Inc.	259,801	362,554
11,300	Cardinal Financial Corp.	129,263	225,774
17,900	CoBiz Financial Inc.	199,945	220,528
8,900	Columbia Banking System Inc.	167,736	257,833
3,600	Financial Institutions Inc.	58,349	82,548
13,200	Flushing Financial Corp.	172,900	264,924
3,550	FNF Group	47,387	130,498
2,149	FNFV Group†	13,409	30,301
10,300	Glacier Bancorp Inc.	150,943	259,045
16,000	Heritage Commerce Corp.	126,965	146,080
10,884	Hudson Valley Holding Corp.	191,825	278,195
81,550	Investors Bancorp Inc.	762,169	955,766
30,900	LegacyTexas Financial Group Inc.	577,212	702,357
4,350	OceanFirst Financial Corp.	56,798	75,125
13,650	OFG Bancorp	162,884	222,768
7,000	Oritani Financial Corp.	102,517	101,850
7,800	Southwest Bancorp Inc.	126,900	138,762
4,600	Square 1 Financial Inc.†	82,800	123,142
9,400	State Bank Financial Corp.	167,599	197,400
11,309	Sterling Bancorp	89,284	151,654
16,900	Stifel Financial Corp.†	573,754	942,175
13,100	TrustCo Bank Corp NY	60,619	90,128
7,150	Umpqua Holdings Corp.	80,417	122,837
29,600	United Financial Bancorp Inc.	397,626	367,928
11,700	Washington Federal Inc.	181,030	255,119
8,100	Washington Trust Bancorp Inc.	180,411	309,339
12,000	Waterstone Financial Inc.	128,468	154,080
12,900	Xenith Bankshares Inc.†	52,705	78,432

		5,881,538	8,051,180

	Health Care — 6.4%
8,350	AngioDynamics Inc.†	116,492	148,546
39,600	BioScrip Inc.†	281,104	175,428
2,000	ICU Medical Inc.†	82,020	186,280
4,250	Omnicare Inc.	129,405	327,505
4,950	Omnicell Inc.†	67,502	173,745
16,350	Patterson Companies Inc.	478,210	797,717
4,600	STERIS Corp.	147,016	323,242
1,700	Thoratec Corp.†	51,659	71,213
5,800	VCA Inc.†	98,593	317,956

		1,452,001	2,521,632

	Machinery — 2.2%
22,000	Briggs & Stratton Corp.	414,741	451,880
11,800	Trinity Industries Inc.	144,819	419,018

		559,560	870,898

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.2%
12,350	Carpenter Technology Corp.	$591,650	$480,168

	Retail — 6.7%
33,550	American Eagle Outfitters Inc.	459,798	573,034
17,600	Big 5 Sporting Goods Corp.	188,649	233,552
25,950	Ethan Allen Interiors Inc.	540,535	717,258
11,600	Haverty Furniture Companies Inc.	274,498	288,608
3,600	Penske Automotive Group Inc.	104,855	185,364
7,000	Pier 1 Imports Inc.	80,336	97,860
19,500	Rush Enterprises Inc., Cl. A†	355,893	533,520

		2,004,564	2,629,196

	Semiconductors — 8.4%
8,300	Cabot Microelectronics Corp.†	360,576	414,751
16,900	Cascade Microtech Inc.†	84,203	229,502
8,500	Cypress Semiconductor Corp.	72,887	119,935
54,800	Entegris Inc.†	586,814	750,212
44,900	FormFactor Inc.†	243,513	398,263
35,900	Intersil Corp., Cl. A	296,032	514,088
57,400	ON Semiconductor Corp.†	437,176	695,114
11,400	Ultratech Inc.†	268,889	197,676

		2,350,090	3,319,541

	Specialty Chemicals — 1.1%
10,900	Chemtura Corp.†	286,583	297,461
7,800	Zep Inc.	137,749	132,834

		424,332	430,295

Shares		Cost	Market Value
	Telecommunications — 3.7%
4,250	Atlantic Tele-Network Inc.	$150,196	$294,185
81,100	Extreme Networks Inc.†	328,696	256,276
22,000	Ixia†	316,000	266,860
28,200	Polycom Inc.†	325,236	377,880
27,600	Procera Networks Inc.†	251,189	259,164

		1,371,317	1,454,365

	TOTAL COMMON STOCKS	29,467,130	38,173,728

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.3%
$1,315,000	U.S. Treasury Bills, 0.035% to 0.125%††, 07/23/15 to 09/24/15	1,314,700	1,314,722

	TOTAL INVESTMENTS — 100.1% .	$30,781,830	39,488,450

	Other Assets and Liabilities (Net) — (0.1)%		(33,015)

	NET ASSETS — 100.0%		$39,455,435

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	FINANCIALS — 20.5%
	Banks — 4.2%
3,254	BankUnited Inc.	$97,984	$106,536
5,396	Regions Financial Corp.	54,079	50,992
2,363	Zions Bancorporation	69,103	63,801

		221,166	221,329

	Diversified Financials — 5.1%
353	Affiliated Managers Group Inc.†	65,734	75,817
1,094	Financial Engines Inc.	49,436	45,762
2,301	Invesco Ltd.	81,720	91,327
2,734	WisdomTree Investments Inc.	33,290	58,672

		230,180	271,578

	Insurance — 3.8%
628	ACE Ltd.	60,723	70,016
2,309	HCC Insurance Holdings Inc.	103,915	130,851

		164,638	200,867

	Real Estate — 7.4%
1,061	American Tower Corp.	88,515	99,893
3,565	CBRE Group Inc., Cl. A†	95,589	138,001
2,127	Corrections Corp. of America	72,860	85,633
1,754	Gaming and Leisure Properties Inc.	67,839	64,670

		324,803	388,197

	TOTAL FINANCIALS	940,787	1,081,971

	INDUSTRIALS — 17.4%
	Capital Goods — 9.3%
373	Cummins Inc.	50,446	51,713
1,610	Fortune Brands Home & Security Inc.	65,534	76,443
1,595	Hexcel Corp.	62,785	82,015
991	MSC Industrial Direct Co. Inc., Cl. A	84,361	71,550
3,577	Quanta Services Inc.†	112,571	102,052
4,030	Rexnord Corp.†	99,151	107,561

		474,848	491,334

	Commercial and Professional Services — 6.7%
1,085	Bright Horizons Family Solutions Inc.†	41,547	55,628
607	IHS Inc., Cl. A†	70,725	69,052
2,255	Nielsen NV	93,096	100,505
3,907	Steelcase Inc., Cl. A	63,606	73,999
383	Stericycle Inc.†	43,876	53,785

		312,850	352,969

	Transportation — 1.4%
1,484	Expeditors International of Washington Inc.	61,503	71,499

	TOTAL INDUSTRIALS	849,201	915,802

	CONSUMER DISCRETIONARY — 16.9%
	Consumer Durables — 1.3%
1,797	Toll Brothers Inc.†	61,251	70,694

	Consumer Services — 2.2%
871	Hyatt Hotels Corp., Cl. A†	45,540	51,581
1,218	Norwegian Cruise Line Holdings Ltd.†	39,922	65,784

		85,462	117,365

	Media — 6.7%
2,720	Discovery Communications Inc., Cl. C†	97,068	80,172
404	Liberty Broadband Corp., Cl. C†	18,446	22,866
2,224	Liberty Global plc, Cl. C†	86,092	110,777
1,352	Liberty Media Corp., Cl. C†	46,901	51,646

Shares		Cost	Market Value
1,947	Manchester United plc, Cl. A†	$30,525	$30,977
698	Omnicom Group Inc.	48,989	54,430

		328,021	350,868

	Retailing — 6.7%
512	Bed Bath & Beyond Inc.†	33,277	39,309
1,686	Ethan Allen Interiors Inc.	42,354	46,601
507	O’Reilly Automotive Inc.†	68,452	109,634
761	United Natural Foods Inc.†	50,931	58,627
1,424	Urban Outfitters Inc.†	54,048	65,006
2,476	zulily Inc., Cl. A†	80,371	32,163

		329,433	351,340

	TOTAL CONSUMER DISCRETIONARY	804,167	890,267

	HEALTH CARE — 16.2%
	Health Care Equipment and Services — 6.7%
2,981	Castlight Health Inc., Cl. B†	27,127	23,133
2,653	Catamaran Corp.†	124,675	157,960
1,509	Insulet Corp.†	58,149	50,325
245	Laboratory Corp. of America Holdings†	28,368	30,892
794	Universal Health Services Inc., Cl. B	65,340	93,462

		303,659	355,772

	Pharmaceuticals, Biotechnology, and Life Sciences — 9.5%
482	Alexion Pharmaceuticals Inc.†	75,337	83,531
5,809	Exact Sciences Corp.†	93,803	127,914
336	Illumina Inc.†	47,638	62,375
922	Incyte Corp. Ltd.†	41,378	84,510
168	Mettler-Toledo International Inc.†	40,994	55,213
744	Vertex Pharmaceuticals Inc.†	60,376	87,770

		359,526	501,313

	TOTAL HEALTH CARE	663,185	857,085

	INFORMATION TECHNOLOGY — 13.5%
	Software and Services — 11.0%
2,918	Activision Blizzard Inc.	56,606	66,311
3,197	Cornerstone OnDemand Inc.†	106,605	92,361
7,837	Covisint Corp.†	51,994	15,909
383	Equinix Inc.	74,979	89,181
5,008	Fortinet Inc.†	108,169	175,030
622	MercadoLibre Inc.	68,044	76,207
310	Mobileye NV†	12,990	13,029
874	Splunk Inc.†	47,630	51,741

		527,017	579,769

	Technology Hardware and Equipment — 2.5%
423	Stratasys Ltd.†	23,656	22,326
1,368	Synaptics Inc.†	80,313	111,225

		103,969	133,551

	TOTAL INFORMATION TECHNOLOGY	630,986	713,320

	ENERGY — 5.5%
	Energy — 5.5%
1,077	Antero Resources Corp.†	62,779	38,040
1,098	Cameron International Corp.†	69,172	49,542
1,277	Noble Corp. plc	36,472	18,236
426	Paragon Offshore plc	4,802	554
518	Pioneer Natural Resources Co.	91,215	84,698
1,093	Range Resources Corp.	79,345	56,880
3,534	Weatherford International plc†	58,990	43,468

	TOTAL ENERGY	402,775	291,418

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES — 3.7%
	Food and Beverage — 3.7%
2,011	Coca-Cola Enterprises Inc	$85,950	$88,886
338	McCormick & Co. Inc., Non-Voting	23,180	26,063
781	Mead Johnson Nutrition Co.	65,816	78,514

	TOTAL CONSUMER STAPLES	174,946	193,463

	MATERIALS — 3.0%
	Materials — 3.0%
1,324	Cytec Industries Inc	57,922	71,549
744	Ecolab Inc	74,516	85,099

	TOTAL MATERIALS	132,438	156,648

	UTILITIES — 2.8%
	Utilities — 2.8%
2,917	ITC Holdings Corp.	98,915	109,183
2,997	The AES Corp.	40,142	38,512

	TOTAL UTILITIES	139,057	147,695

	TOTAL COMMON STOCKS	4,737,542	5,247,669

	TOTAL INVESTMENTS — 99.5%	$4,737,542	5,247,669

	Other Assets and Liabilities (Net) — 0.5%		24,239

	NET ASSETS — 100.0%		$5,271,908

†	Non-income producing security.

See accompanying notes to financial statements.

TETON Westwood Income Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.7%
	Agriculture — 0.5%
1,000	Archer Daniels Midland Co.	$28,410	$47,400

	Automotive — 3.8%
5,000	General Motors Co.	163,215	187,500
5,000	Navistar International Corp.†	144,574	147,500

		307,789	335,000

	Communications Equipment — 2.2%
7,000	Cisco Systems Inc.	184,139	192,675

	Computer Hardware — 6.0%
4,200	Apple Inc.	237,468	522,606

	Computer Software and Services — 0.7%
1,000	eBay Inc.†	51,305	57,680

	Consumer Staples — 1.2%
3,000	Mondelēz International Inc., Cl. A	63,120	108,270

	Diversified Industrial — 4.4%
7,000	General Electric Co.	122,298	173,670
2,000	Honeywell International Inc.	78,538	208,620

		200,836	382,290

	Electronics — 2.9%
8,000	Intel Corp.	188,828	250,160

	Energy and Utilities: Integrated — 0.5%
1,334	FirstEnergy Corp.	50,482	46,770

	Energy and Utilities: Natural Gas — 1.9%
6,000	CONSOL Energy Inc.	220,368	167,340

	Energy and Utilities: Oil — 7.1%
500	Apache Corp	42,855	30,165
1,500	BP plc, ADR	68,991	58,665
1,000	Chevron Corp.	84,889	104,980
2,500	ConocoPhillips	152,077	155,650
1,600	Devon Energy Corp.	95,837	96,496
2,250	Phillips 66	86,073	176,850

		530,722	622,806

	Energy and Utilities: Services — 5.1%
6,000	Halliburton Co.	244,239	263,280
1,500	Noble Corp. plc	59,714	21,420
500	Paragon Offshore plc	8,143	650
13,000	Weatherford International plc†	203,687	159,900

		515,783	445,250

	Financial Services — 19.1%
5,000	American International Group Inc.	181,970	273,950
4,000	Bank of America Corp.	49,700	61,560
3,500	Citigroup Inc.	160,807	180,320
2,800	CME Group Inc.	164,453	265,188
3,400	JPMorgan Chase & Co.	159,068	205,972
6,000	The Blackstone Group LP	197,610	233,340
4,000	U.S. Bancorp	131,903	174,680
5,000	Wells Fargo & Co.	157,923	272,000

		1,203,434	1,667,010

	Food and Beverage — 2.4%
2,000	General Mills Inc.	58,976	113,200
1,000	PepsiCo Inc.	54,570	95,620

		113,546	208,820

Shares		Cost	Market Value
	Health Care — 15.3%
1,500	AbbVie Inc.	$40,989	$87,810
1,783	Bristol-Myers Squibb Co.	51,086	115,003
1,000	Eli Lilly & Co.	43,784	72,650
1,000	Gilead Sciences Inc.†	72,102	98,130
1,500	Johnson & Johnson	85,403	150,900
3,000	Merck & Co. Inc.	132,674	172,440
7,764	Pfizer Inc.	198,734	270,110
2,000	Sanofi, ADR	101,714	98,880
5,858	Zoetis Inc.	172,836	271,167

		899,322	1,337,090

	Machinery — 2.0%
5,000	Xylem Inc.	132,724	175,100

	Media — 2.0%
5,200	Twenty-First Century Fox Inc., Cl. A	179,837	175,968

	Metals and Mining — 2.9%
5,000	Barrick Gold Corp.	91,137	54,800
7,000	Freeport-McMoRan Inc.	245,379	132,650
3,000	Newmont Mining Corp.	147,074	65,130

		483,590	252,580

	Paper and Forest Products — 3.0%
4,700	International Paper Co.	134,673	260,803

	Real Estate Investment Trusts — 1.4%
5,000	Starwood Property Trust Inc.	89,451	121,500

	Retail — 5.6%
7,000	Best Buy Co. Inc.	182,263	264,530
2,000	The Home Depot Inc.	79,247	227,220

		261,510	491,750

	Specialty Chemicals — 2.8%
2,200	E. I. du Pont de Nemours and Co.	104,556	157,234
2,000	H.B. Fuller Co.	76,354	85,740

		180,910	242,974

	Telecommunications — 1.9%
3,315	Verizon Communications Inc.	142,414	161,208

	TOTAL COMMON STOCKS	6,400,661	8,273,050

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.9%
$600,000	U.S. Treasury Bills,
	0.010% to 0.125%††,
	04/09/15 to 09/24/15	599,837	599,860

	TOTAL INVESTMENTS — 101.6%	$7,000,498	8,872,910

	Other Assets and Liabilities (Net) — (1.6)%		(142,364)

	NET ASSETS — 100.0%		$8,730,546

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.5%
	Aerospace — 5.9%
12,700	Raytheon Co.	$1,193,058	$1,387,475
8,800	The Boeing Co.	982,860	1,320,704
11,400	United Technologies Corp.	1,235,811	1,336,080

		3,411,729	4,044,259

	Automotive: Parts and Accessories — 2.0%
22,700	BorgWarner Inc.	1,372,482	1,372,896

	Banking — 13.2%
117,700	Bank of America Corp.	1,313,910	1,811,403
18,000	Capital One Financial Corp.	1,223,846	1,418,760
21,800	CIT Group Inc.	699,036	983,616
39,984	JPMorgan Chase & Co.	1,839,692	2,422,231
44,600	Wells Fargo & Co.	1,710,943	2,426,240

		6,787,427	9,062,250

	Business Services — 2.4%
5,900	FedEx Corp.	781,101	976,155
9,297	MSC Industrial Direct Co. Inc., Cl. A	799,192	671,243

		1,580,293	1,647,398

	Cable and Satellite — 4.0%
16,500	AMC Networks Inc., Cl. A†	1,186,937	1,264,560
26,100	Comcast Corp., Cl. A	481,560	1,473,867

		1,668,497	2,738,427

	Communications Equipment — 1.1%
25,700	ARRIS Group Inc.†	778,822	742,602

	Computer Hardware — 2.5%
14,000	Apple Inc.	1,063,400	1,742,020

	Computer Software and Services — 2.0%
24,000	eBay Inc.†	1,299,245	1,384,320

	Consumer Products — 3.7%
20,700	Colgate-Palmolive Co.	1,182,031	1,435,338
23,700	Garmin Ltd.	1,333,187	1,126,224

		2,515,218	2,561,562

	Diversified Industrial — 2.0%
13,300	Honeywell International Inc.	959,675	1,387,323

	Electronics — 1.0%
9,900	WESCO International Inc.†	802,429	691,911

	Energy and Energy Services — 1.6%
12,100	EOG Resources Inc.	1,029,308	1,109,449

	Energy: Integrated — 3.9%
13,000	NextEra Energy Inc.	993,948	1,352,650
26,600	Wisconsin Energy Corp.	1,213,707	1,316,700

		2,207,655	2,669,350

	Energy: Natural Gas — 0.7%
6,200	EQT Corp.	312,207	513,794

	Energy: Oil — 4.8%
12,600	Chevron Corp.	933,835	1,322,748
15,000	Exxon Mobil Corp.	1,296,202	1,275,000
9,010	Occidental Petroleum Corp.	697,322	657,730

		2,927,359	3,255,478

Shares		Cost	Market Value
	Entertainment — 3.9%
16,200	Time Warner Inc.	$1,044,977	$1,367,928
18,700	Viacom Inc., Cl. B	1,127,452	1,277,210

		2,172,429	2,645,138

	Financial Services — 6.1%
25,500	American International Group Inc.	897,767	1,397,145
36,900	Invesco Ltd.	1,338,177	1,464,561
31,100	The Hartford Financial Services Group Inc.	739,878	1,300,602

		2,975,822	4,162,308

	Food and Beverage — 6.8%
19,500	General Mills Inc.	759,713	1,103,700
19,700	McCormick & Co. Inc., Non-Voting	1,333,727	1,519,067
7,100	PepsiCo Inc.	440,530	678,902
12,000	The J.M. Smucker Co.	1,290,019	1,388,760

		3,823,989	4,690,429

	Health Care — 10.6%
30,000	Abbott Laboratories	1,065,083	1,389,900
14,100	Becton, Dickinson and Co.	1,611,681	2,024,619
14,600	Cigna Corp.	1,286,120	1,889,824
19,100	Johnson & Johnson	1,749,518	1,921,460

		5,712,402	7,225,803

	Health Care Providers and Services — 2.4%
15,200	Aetna Inc.	1,346,254	1,619,256

	Retail — 6.3%
6,500	Simon Property Group Inc.	1,321,258	1,271,660
18,300	Target Corp.	1,154,814	1,501,881
13,400	The Home Depot Inc.	1,076,260	1,522,374

		3,552,332	4,295,915

	Semiconductors — 1.1%
7,400	Skyworks Solutions Inc.	273,180	727,346

	Telecommunications — 5.6%
44,500	Amdocs Ltd.	1,711,586	2,420,800
28,500	Verizon Communications Inc.	1,406,679	1,385,955

		3,118,265	3,806,755

	Transportation — 1.9%
12,000	Union Pacific Corp.	437,831	1,299,720

	TOTAL COMMON STOCKS	52,128,250	65,395,709

	SHORT TERM INVESTMENT — 4.7%
	Mutual Fund — 4.7%
3,201,557	Dreyfus Cash Management, 0.030%*	3,201,557	3,201,557

	TOTAL INVESTMENTS — 100.2%	$55,329,807	68,597,266

	Other Assets and Liabilities (Net) — (0.2)%		(112,306)

	NET ASSETS — 100.0%		$68,484,960

†	Non-income producing security.
*	Current yield.

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 63.2%
	Aerospace — 3.9%
9,500	Raytheon Co.	$892,730	$1,037,875
6,200	The Boeing Co.	648,367	930,496
8,200	United Technologies Corp.	863,795	961,040

		2,404,892	2,929,411

	Automotive: Parts and Accessories — 1.3%
16,000	BorgWarner Inc.	967,582	967,680

	Banking — 9.0%
87,400	Bank of America Corp.	539,421	1,345,086
13,100	Capital One Financial Corp.	837,425	1,032,542
19,900	CIT Group Inc.	642,067	897,888
28,196	JPMorgan Chase & Co.	1,180,775	1,708,114
32,000	Wells Fargo & Co.	1,196,494	1,740,800

		4,396,182	6,724,430

	Business Services — 0.9%
4,200	FedEx Corp.	556,521	694,890

	Cable and Satellite — 2.6%
13,300	AMC Networks Inc., Cl. A†	952,025	1,019,312
16,900	Comcast Corp., Cl. A	311,997	954,343

		1,264,022	1,973,655

	Communications Equipment — 0.7%
18,500	ARRIS Group Inc.†	560,320	534,557

	Computer Hardware — 1.7%
10,150	Apple Inc.	769,813	1,262,964

	Computer Software and Services — 1.4%
17,500	eBay Inc.†	947,512	1,009,400

	Consumer Products — 2.3%
14,200	Colgate-Palmolive Co.	811,453	984,628
15,600	Garmin Ltd.	877,328	741,312

		1,688,781	1,725,940

	Diversified Industrial — 1.3%
9,525	Honeywell International Inc.	684,600	993,553

	Electronics — 0.7%
7,000	WESCO International Inc.†	568,174	489,230

	Energy and Energy Services — 1.2%
10,000	EOG Resources Inc.	865,832	916,900

	Energy: Integrated — 2.8%
9,800	NextEra Energy Inc.	749,119	1,019,690
21,300	Wisconsin Energy Corp.	968,156	1,054,350

		1,717,275	2,074,040

	Energy: Natural Gas — 0.6%
5,400	EQT Corp.	284,409	447,498

	Energy: Oil — 3.1%
9,000	Chevron Corp.	603,954	944,820
10,800	Exxon Mobil Corp.	937,122	918,000
6,400	Occidental Petroleum Corp.	490,007	467,200

		2,031,083	2,330,020

	Entertainment — 2.5%
11,700	Time Warner Inc.	737,674	987,948
13,400	Viacom Inc., Cl. B	788,125	915,220

		1,525,799	1,903,168

	Equipment and Supplies — 0.6%
6,700	MSC Industrial Direct Co. Inc., Cl. A	574,803	483,740

	Financial Services — 4.1%
17,600	American International Group Inc.	598,643	964,304
27,500	Invesco Ltd.	998,492	1,091,475

Shares		Cost	Market Value
25,000	The Hartford Financial Services Group Inc.	$596,503	$1,045,500

		2,193,638	3,101,279

	Food and Beverage — 4.5%
14,700	General Mills Inc.	572,965	832,020
13,100	McCormick & Co. Inc., Non-Voting	889,245	1,010,141
5,200	PepsiCo Inc.	325,086	497,224
8,600	The J.M. Smucker Co.	923,862	995,278

		2,711,158	3,334,663

	Health Care — 8.4%
22,800	Abbott Laboratories	801,915	1,056,324
10,800	Aetna Inc.	956,014	1,150,524
10,100	Becton, Dickinson and Co.	1,206,766	1,450,259
9,800	Cigna Corp.	862,274	1,268,512
13,800	Johnson & Johnson	1,249,383	1,388,280

		5,076,352	6,313,899

	Retail — 4.1%
4,700	Simon Property Group Inc.	954,073	919,508
13,100	Target Corp.	815,611	1,075,117
9,600	The Home Depot Inc.	771,050	1,090,656

		2,540,734	3,085,281

	Semiconductors — 0.7%
5,300	Skyworks Solutions Inc.	195,625	520,937

	Telecommunications — 3.6%
31,500	Amdocs Ltd.	1,210,217	1,713,600
20,500	Verizon Communications Inc.	1,011,816	996,915

		2,222,033	2,710,515

	Transportation — 1.2%
8,300	Union Pacific Corp.	304,255	898,973

	TOTAL COMMON STOCKS	37,051,395	47,426,623

Principal Amount
	CORPORATE BONDS — 22.1%
	Banking — 3.9%
$750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	758,614	792,938
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	761,635	871,702
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,374	628,660
600,000	Wells Fargo & Co., MTN, 3.500%, 03/08/22	614,985	637,574

		2,735,608	2,930,874

	Computer Hardware — 1.6%
500,000	EMC Corp., 3.375%, 06/01/23	509,208	520,284
650,000	International Business Machines Corp., 2.900%, 11/01/21	658,580	678,238

		1,167,788	1,198,522

	Consumer Products — 1.7%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	494,853	484,809
800,000	Costco Wholesale Corp., 1.700%, 12/15/19	791,154	797,803

		1,286,007	1,282,612

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Diversified Industrial — 1.1%
$800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	$801,660	$815,110

	Electronics — 2.1%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,028,667	1,066,075
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	498,811	498,107

		1,527,478	1,564,182

	Energy: Oil — 4.0%
1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	994,527	1,067,159
500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	501,033	554,088
800,000	Occidental Petroleum Corp.,
	2.700%, 02/15/23	750,329	795,818
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	535,060	586,415

		2,780,949	3,003,480

	Financial Services — 3.7%
950,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	950,578	950,578
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	610,876	623,923
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	600,717	626,807
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	589,402	606,536

		2,751,573	2,807,844

	Health Care — 2.5%
600,000	Aetna Inc.,
	3.500%, 11/15/24	601,108	627,105
600,000	Amgen Inc.,
	3.450%, 10/01/20	622,797	633,570
600,000	CVS Health Corp.,
	3.375%, 08/12/24	598,663	623,420

		1,822,568	1,884,095

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	995,242	1,094,368

	TOTAL CORPORATE BONDS	15,868,873	16,581,087

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
	Federal Home Loan Mortgage Corp. — 4.5%
$1,500,000	3.750%, 03/27/19	$1,497,400	$1,646,574
600,000	1.750%, 05/30/19	594,576	609,344
1,100,000	2.375%, 01/13/22	1,110,695	1,138,220

		3,202,671	3,394,138

	Federal National Mortgage Association — 1.5%
1,100,000	2.625%, 09/06/24	1,148,795	1,141,127

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,351,466	4,535,265

	U.S. GOVERNMENT OBLIGATIONS — 5.4%
	U.S. Treasury Inflation Indexed Notes — 1.5%
979,830	2.125%, 01/15/19	988,515	1,078,961

	U.S. Treasury Notes — 3.9%
1,000,000	3.625%, 08/15/19	1,012,403	1,099,844
750,000	3.375%, 11/15/19	804,795	819,023
1,000,000	2.250%, 11/15/24	1,038,850	1,028,125

		2,856,048	2,946,992

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,844,563	4,025,953

Shares
	SHORT TERM INVESTMENT — 3.1%
	Mutual Fund — 3.1%
2,331,469	Dreyfus Cash Management,
	0.030%*	2,331,469	2,331,469

	TOTAL INVESTMENTS — 99.8%	$63,447,766	74,900,397

	Other Assets and Liabilities (Net) — 0.2%		114,370

	NET ASSETS — 100.0%		$75,014,767

†	Non-income producing security.
*	Current yield.

GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon Security. The rate disclosed is that in effect at March 31, 2015

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2015 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 65.0%
	Aerospace — 1.2%
$200,000	The Boeing Co., 6.000%, 03/15/19	$202,569	$233,803

	Automotive — 1.7%
350,000	Toyota Motor Credit Corp., MTN, 1.750%, 05/22/17	352,485	355,641

	Banking — 9.8%
300,000	Bank of America Corp., MTN, Ser. L, 5.650%, 05/01/18	326,972	333,017
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	225,283	237,881
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,366	232,454
400,000	The Bank of New York Mellon Corp., Ser. G, 2.200%, 05/15/19	401,252	406,642
400,000	US Bancorp., MTN, 2.200%, 04/25/19	401,542	407,326
400,000	Wells Fargo & Co., 2.125%, 04/22/19	399,859	405,098

		1,954,274	2,022,418

	Computer Hardware — 5.3%
300,000	Apple Inc., 0.503%, 05/03/18(a)	300,482	301,053
400,000	EMC Corp., 3.375%, 06/01/23	407,367	416,227
360,000	International Business Machines Corp., 2.900%, 11/01/21	364,752	375,639

		1,072,601	1,092,919

	Computer Software and Services — 3.3%
250,000	Microsoft Corp., 1.625%, 09/25/15	249,897	251,569
400,000	Oracle Corp., 3.625%, 07/15/23	400,199	430,517

		650,096	682,086

	Consumer Products — 3.9%
400,000	Costco Wholesale Corp., 1.700%, 12/15/19	395,577	398,902
400,000	The Home Depot Inc., 2.000%, 06/15/19	400,965	407,268

		796,542	806,170

	Diversified Industrial — 3.4%
400,000	General Electric Capital Corp., 1.625%, 07/02/15	400,846	401,238
300,000	John Deere Capital Corp., MTN, 1.950%, 12/13/18	302,076	305,666

		702,922	706,904

	Electronics — 2.6%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,877	228,195
300,000	Texas Instruments Inc., 1.650%, 08/03/19	299,276	298,864

		499,153	527,059

	Energy and Utilities: Electric — 1.5%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	301,472	314,732

Principal Amount		Cost	Market Value
	Energy and Utilities: Oil — 5.7%
$200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	$198,911	$213,432
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,258	138,522
400,000	Murphy Oil Corp., 2.500%, 12/01/17	401,448	394,586
200,000	Total Capital SA, 3.000%, 06/24/15	200,753	201,166
200,000	XTO Energy Inc., 6.500%, 12/15/18	214,024	234,566

		1,140,394	1,182,272

	Financial Services — 10.3%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,901	174,901
400,000	Capital One Financial Corp., 3.750%, 04/24/24	407,250	415,948
400,000	Citigroup Inc., 2.500%, 07/29/19	401,587	405,951
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	267,241	290,526
400,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	400,478	417,872
400,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	403,359	419,107

		2,054,816	2,124,305

	Food and Beverage — 2.9%
275,000	Bottling Group LLC, 5.125%, 01/15/19	302,460	309,842
250,000	Mondelēz International Inc., 5.375%, 02/10/20	252,477	286,781

		554,937	596,623

	Health Care — 6.1%
400,000	Aetna Inc., 3.500%, 11/15/24	400,738	418,070
400,000	Amgen Inc., 3.450%, 10/01/20	415,198	422,380
400,000	CVS Health Corp., 2.250%, 12/05/18	404,149	409,322

		1,220,085	1,249,772

	Semiconductors — 1.8%
350,000	Intel Corp., 3.300%, 10/01/21	349,431	373,126

	Telecommunications — 4.4%
500,000	AT&T Inc., 1.700%, 06/01/17	504,293	501,958
400,000	Verizon Communications Inc., 3.000%, 11/01/21	398,433	408,586

		902,726	910,544

	Transportation — 1.1%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	199,744	218,874

	TOTAL CORPORATE BONDS	12,954,247	13,397,248

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
	Federal Home Loan Bank — 1.3%
$250,000	5.375%, 05/18/16, Ser. 656	$250,233	$264,085

	Federal Home Loan Mortgage Corp. — 8.4%
600,000	3.750%, 03/27/19	623,342	658,630
450,000	1.750%, 05/30/19	445,932	457,008
600,000	2.375%, 01/13/22	604,456	620,847

		1,673,730	1,736,485

	Federal National Mortgage Association — 7.4%
600,000	5.000%, 04/15/15	600,628	600,628
275,000	5.375%, 06/12/17	282,029	302,755
600,000	2.625%, 09/06/24	626,615	622,433

		1,509,272	1,525,816

	Government National Mortgage Association — 0.2%
7,726	Pool #562288, 6.000%, 12/15/33	7,789	9,003
24,068	Pool #604946, 5.500%, 01/15/34	24,207	27,917

		31,996	36,920

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	3,465,231	3,563,306

	U.S. GOVERNMENT OBLIGATIONS — 10.6%
	U.S. Treasury Inflation Indexed Notes — 3.2%
318,291	2.500%, 07/15/16	318,265	334,429
299,394	2.125%, 01/15/19	301,621	329,683

		619,886	664,112

Principal Amount		Cost	Market Value
	U.S. Treasury Notes — 6.4%
$275,000	3.500%, 02/15/18	$275,143	$295,668
650,000	3.375%, 11/15/19	665,617	709,820
300,000	2.250%, 11/15/24	311,655	308,437

		1,252,415	1,313,925

	U.S. Treasury Bonds — 1.0%
150,000	5.375%, 02/15/31	164,922	213,187

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,037,223	2,191,224

Shares
	SHORT TERM INVESTMENT — 6.6%
	Mutual Fund — 6.6%
1,361,322	Dreyfus Cash Management, 0.030%*	1,361,322	1,361,322

	TOTAL INVESTMENTS — 99.5%	$19,818,023	20,513,100

	Other Assets and Liabilities (Net) — 0.5%		112,293

	NET ASSETS — 100.0%		$20,625,393

(a)	Variable rate security. Rate shown is the effective rate as of March 31, 2015.
*	Current yield.
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Assets:
Investments, at value (cost $953,064,528, $30,781,830, $4,737,542, and $7,000,498, respectively)	$1,302,178,022	$39,488,450	$5,247,669	$8,872,910
Investments in affiliates, at value (cost $26,326,634)	42,837,741	—	—	—
Cash	—	4,305	35,043	48,200
Receivable for Fund shares sold	4,053,395	44,253	—	5,164
Receivable for investments sold	440,194	—	—	—
Receivable from Adviser	—	—	2,018	—
Dividends and interest receivable	701,128	28,251	4,940	12,990
Prepaid expenses	76,935	28,797	19,594	24,495

Total Assets	1,350,287,415	39,594,056	5,309,264	8,963,759

Liabilities:
Payable to custodian	10,570	—	—	—
Payable for investments purchased	720,264	—	10,750	198,151
Payable for Fund shares redeemed	2,081,268	64,698	—	1,804
Payable for investment advisory fees	1,121,058	30,366	—	4,861
Payable for distribution fees	337,646	7,752	981	2,740
Payable for accounting fees	7,500	—	—	—
Payable for custodian fees	62,226	—	7,558	—
Payable for legal and audit fees	54,409	22,469	14,476	17,390
Other accrued expenses	357,392	13,336	3,591	8,267

Total Liabilities	4,752,333	138,621	37,356	233,213

Net Assets	$1,345,535,082	$39,455,435	$5,271,908	$8,730,546

Net Assets Consist of:
Paid-in capital	$977,427,981	$30,156,673	$4,702,455	$8,182,439
Accumulated net investment income/(loss)	(10,498,280)	(207,519)	(8,997)	3,080
Accumulated net realized gain/(loss) on investments and foreign currency transactions	12,983,226	799,661	68,323	(1,327,385)
Net unrealized appreciation on investments	365,624,601	8,706,620	510,127	1,872,412
Net unrealized depreciation on foreign currency translations	(2,446)	—	—	—

Net Assets	$1,345,535,082	$39,455,435	$5,271,908	$8,730,546

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$344,037,858	$13,386,853	$1,969,497	$6,182,350

Shares of beneficial interest outstanding	14,020,512	658,770	161,731	522,541

Net Asset Value, offering, and redemption price per share	$24.54	$20.32	$12.18	$11.83

Class A:
Net assets	$184,105,896	$3,925,119	$762,956	$1,198,960

Shares of beneficial interest outstanding	7,701,298	198,380	62,923	98,095

Net Asset Value and redemption price per share	$23.91	$19.79	$12.13	$12.22

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$24.91	$20.61	$12.64	$12.73

Class C:
Net assets	$222,934,453	$3,760,822	$284,486	$1,039,720

Shares of beneficial interest outstanding	10,285,735	207,196	23,674	79,546

Net Asset Value and offering price per share(a)	$21.67	$18.15	$12.02	$13.07

Class I:
Net assets	$594,456,875	$18,382,641	$2,254,969	$309,516

Shares of beneficial interest outstanding	23,911,115	888,186	184,450	26,109

Net Asset Value, offering, and redemption price per share	$24.86	$20.70	$12.23	$11.85

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2015 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $55,329,807, $63,447,766, and $19,818,023, respectively)	$68,597,266	$74,900,397	$20,513,100
Investments in affiliates, at value	—	—	—
Cash	—	—	—
Receivable for Fund shares sold	46,001	38,281	6,083
Receivable for investments sold	—	—	—
Receivable from Adviser	—	—	—
Dividends and interest receivable	42,695	256,088	185,501
Prepaid expenses	35,600	34,057	27,073

Total Assets	68,721,562	75,228,823	20,731,757

Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	—	—	—
Payable for Fund shares redeemed	111,810	98,564	71,953
Payable for investment advisory fees	58,616	47,806	3,639
Payable for distribution fees	15,160	20,466	1,796
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	—	—	—
Payable for legal and audit fees	18,507	18,798	18,704
Other accrued expenses	25,009	20,922	10,272

Total Liabilities	236,602	214,056	106,364

Net Assets	$68,484,960	$75,014,767	$20,625,393

Net Assets Consist of:
Paid-in capital	$51,679,959	$59,717,131	$19,753,274
Accumulated net investment income/(loss)	57,991	(7,292)	2,497
Accumulated net realized gain on investments and foreign currency transactions	3,479,551	3,852,297	174,545
Net unrealized appreciation on investments	13,267,459	11,452,631	695,077
Net unrealized appreciation on foreign currency translations	—	—	—

Net Assets	$68,484,960	$75,014,767	$20,625,393

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$60,395,273	$60,661,025	$5,036,527

Shares of beneficial interest outstanding	4,591,940	4,901,755	429,933

Net Asset Value, offering, and redemption price per share	$13.15	$12.38	$11.71

Class A:
Net assets	$3,327,740	$6,664,448	$1,079,798

Shares of beneficial interest outstanding	253,379	535,805	92,270

Net Asset Value and redemption price per share	$13.13	$12.44	$11.70

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$13.68	$12.96	$12.19

Class C:
Net assets	$928,266	$5,755,558	$474,749

Shares of beneficial interest outstanding	73,327	457,162	42,654

Net Asset Value and offering price per share(a)	$12.66	$12.59	$11.13

Class I:
Net assets	$3,833,681	$1,933,736	$14,034,319

Shares of beneficial interest outstanding	292,164	156,417	1,197,342

Net Asset Value, offering, and redemption price per share	$13.12	$12.36	$11.72

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $16,240, $264, $159, and $100, respectively)	$ 9,270,168	$ 205,743	$ 28,555	$107,951
Dividends - affiliated	396,552	—	—	—
Interest	87,493	141	164	61

Total Investment Income	9,754,213	205,884	28,719	108,012

Expenses:
Investment advisory fees	6,511,738	201,249	25,932	43,966
Distribution fees - Class AAA	435,371	17,973	2,318	7,925
Distribution fees - Class A	445,674	10,246	1,855	2,806
Distribution fees - Class C	1,081,887	19,601	1,263	5,190
Accounting fees	22,500	—	—	—
Custodian fees	95,604	5,737	9,323	2,372
Interest expense	—	—	159	—
Legal and audit fees	37,598	17,377	10,223	12,660
Payroll expenses	—	—	929	—
Registration expenses	74,858	20,980	6,251	21,605
Shareholder communications expenses	168,998	5,346	2,977	2,739
Shareholder services fees	579,296	11,177	3,581	3,247
Trustees’ fees	34,394	1,095	134	233
Miscellaneous expenses	32,873	6,294	5,608	5,617

Total Expenses	9,520,791	317,075	70,553	108,360

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(17,564)	(32,541)	(15,497)
Advisory fee reduction on unsupervised assets (Note 3)	(28,556)	—	—	—
Custodian fee credits	—	—	—	—

Total Reimbursements and Reductions	(28,556)	(17,564)	(32,541)	(15,497)

Net Expenses	9,492,235	299,511	38,012	92,863

Net Investment Income/(Loss)	261,978	(93,627)	(9,293)	15,149

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	15,613,085	2,501,147	73,255	280,069
Net realized gain on investments - affiliated	1,787,549	—	—	—
Net realized loss on foreign currency transactions	(1,461)	—	—	—

Net realized gain on investments and foreign currency transactions	17,399,173	2,501,147	73,255	280,069

Net change in unrealized appreciation/depreciation:
on investments	89,155,794	343,785	255,516	(222,435)
on foreign currency translations	(1,679)	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	89,154,115	343,785	255,516	(222,435)

Net Realized and Unrealized Gain on Investments and Foreign Currency	106,553,288	2,844,932	328,771	57,634

Net Increase in Net Assets Resulting from Operations	$106,815,266	$2,751,305	$319,478	$ 72,783

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2015 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of
$0, $0, and $0, respectively)	$684,805	$ 505,325	$231
Dividends - affiliated	—	—	—
Interest	—	364,561	244,978

Total Investment Income	684,805	869,886	245,209

Expenses:
Investment advisory fees	341,387	290,283	62,944
Distribution fees - Class AAA	75,408	78,943	6,407
Distribution fees - Class A	8,497	16,568	1,757
Distribution fees - Class C	4,569	27,487	2,547
Accounting fees	22,500	22,500	—
Custodian fees	8,652	9,608	3,728
Interest expense	—	—	—
Legal and audit fees	13,700	13,820	14,245
Payroll expenses	—	—	—
Registration expenses	26,026	26,240	23,249
Shareholder communications expenses	10,641	10,484	3,100
Shareholder services fees	25,126	24,588	3,932
Trustees’ fees	1,830	2,134	568
Miscellaneous expenses	6,761	7,251	5,944

Total Expenses	545,097	529,906	128,421

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(38,993)
Advisory fee reduction on unsupervised assets (Note 3)	—	—	—
Custodian fee credits	—	(4,898)	—

Total Reimbursements and Credits	—	(4,898)	(38,993)

Net Expenses	545,097	525,008	89,428

Net Investment Income	139,708	344,878	155,781

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	3,710,872	4,340,562	177,804
Net realized gain on investments - affiliated	—	—	—
Net realized loss on foreign currency transactions	—	—	—

Net realized gain on investments transactions	3,710,872	4,340,562	177,804

Net change in unrealized appreciation/depreciation:
on investments	609,365	(797,124)	44,500
on foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation on investments	609,365	(797,124)	44,500

Net Realized and Unrealized Gain on Investments	4,320,237	3,543,438	222,304

Net Increase in Net Assets Resulting from Operations	$4,459,945	$3,888,316	$378,085

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund
	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Period Ended September 30, 2014
Operations:
Net investment income/(loss)	$261,978	$(12,522,096)	$ (93,627)	$ (162,332)	$(9,293)	$(10,632)
Net realized gain on investments and foreign currency transactions	17,399,173	28,580,653	2,501,147	2,853,146	73,255	51,231
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	89,154,115	(307,248)	343,785	(1,101,155)	255,516	175,605

Net Increase in Net Assets Resulting from Operations	106,815,266	15,751,309	2,751,305	1,589,659	319,478	216,204

Distributions to Shareholders:
Net investment income
Class AAA	—	—	—	—	—	—
Class A	—	—	—	—	—	—
Class B*	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	(836)

	—	—	—	—	—	(836)

Net realized gain
Class AAA	(6,457,670)	(28,607,652)	(1,149,839)	—	(19,771)	(205)
Class A	(3,312,045)	(8,971,292)	(326,790)	—	(7,878)	(54)
Class B*	—	(301)	—	—	—	—
Class C	(4,393,410)	(11,292,276)	(348,881)	—	(2,608)	(22)
Class I	(9,805,829)	(17,271,524)	(1,330,967)	—	(25,376)	(348)

	(23,968,954)	(66,143,045)	(3,156,477)	—	(55,633)	(629)

Total Distributions to Shareholders	(23,968,954)	(66,143,045)	(3,156,477)	—	(55,633)	(1,465)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	27,560,286	127,362,664	287,321	1,265,433	365,206	1,069,627
Class A	17,223,631	68,894,121	116,994	732,091	73,226	508,794
Class B*	—	2,760	—	—	—	—
Class C	66,858,610	78,226,583	213,493	250,511	30,763	156,348
Class I	122,720,890	343,011,332	2,627,027	5,987,464	157,933	1,076,761

	234,363,417	617,497,460	3,244,835	8,235,499	627,128	2,811,530

Proceeds from reinvestment of distributions
Class AAA	6,315,803	28,170,975	1,119,099	—	19,771	205
Class A	2,740,083	7,544,617	302,367	—	6,868	54
Class B*	—	302	—	—	—	—
Class C	3,338,873	8,388,483	260,964	—	2,591	22
Class I	6,648,714	10,456,110	500,494	—	25,376	1,184

	19,043,473	54,560,487	2,182,924	—	54,606	1,465

Cost of shares redeemed
Class AAA	(76,948,841)	(253,544,484)	(3,467,592)	(6,095,587)	(183,995)	(129,214)
Class A	(22,189,774)	(33,455,166)	(705,450)	(1,305,181)	(38,483)	(32,293)
Class B*	—	(6,131)	—	—	—	—
Class C	(68,677,072)	(27,914,687)	(794,670)	(651,867)	—	—
Class I	(91,286,806)	(92,388,557)	(1,933,248)	(2,830,578)	(395,972)	—

	(259,102,493)	(407,309,025)	(6,900,960)	(10,883,213)	(618,450)	(161,507)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(5,695,603)	264,748,922	(1,473,201)	(2,647,714)	63,284	2,651,488

Redemption Fees	293	7,859	—	206	—	—

Net Increase/(Decrease) in Net Assets	77,151,002	214,365,045	(1,878,373)	(1,057,849)	327,129	2,866,227
Net Assets:
Beginning of year	1,268,384,080	1,054,019,035	41,333,808	42,391,657	4,944,779	2,078,552

End of period	$1,345,535,082	$1,268,384,080	$39,455,435	$41,333,808	$5,271,908	$4,944,779

Undistributed net investment income	—	—	—	—	—	$296

*	Class B Shares were fully redeemed and closed on January 27, 2014 for the Mighty Mites Fund, Balanced Fund, and Intermediate Bond Fund.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

Income Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014
$ 15,149	$ 155,850	$ 139,708	$ 256,647	$ 344,878	$ 852,085	$ 155,781	$ 320,060
280,069	653,324	3,710,872	11,429,623	4,340,562	8,096,441	177,804	1,843
(222,435)	420,235	609,365	(1,366,101)	(797,124)	(1,069,693)	44,500	(162,532)

72,783	1,229,409	4,459,945	10,320,169	3,888,316	7,878,833	378,085	159,371

(13,636)	(113,919)	(242,617)	(224,436)	(306,948)	(762,439)	(33,750)	(80,310)
(1,767)	(15,373)	(5,642)	(2,454)	(25,140)	(51,219)	(6,141)	(11,391)
—	—	—	—	—	(1)	—	(6)
(55)	(17,119)	—	—	(6,928)	(16,208)	(1,450)	(3,735)
(872)	(5,185)	(23,293)	(11,148)	(13,154)	(26,644)	(112,042)	(224,667)

(16,330)	(151,596)	(271,552)	(238,038)	(352,170)	(856,511)	(153,383)	(320,109)

—	—	(5,800,931)	—	(5,214,820)	(4,993,471)	—	—
—	—	(319,971)	—	(562,218)	(418,931)	—	—
—	—	—	—	—	(72)	—	—
—	—	(96,665)	—	(465,481)	(363,637)	—	—
—	—	(334,883)	—	(187,008)	(215,697)	—	—

—	—	(6,552,450)	—	(6,429,527)	(5,991,808)	—	—

(16,330)	(151,596)	(6,824,002)	(238,038)	(6,781,697)	(6,848,319)	(153,383)	(320,109)

815,469	1,108,013	901,413	1,649,660	2,205,858	5,761,575	378,739	945,719
180,854	64,620	162,532	282,199	350,617	1,995,064	291,964	234,913
—	—	—	—	—	—	—	—
31,060	188,020	353,822	32,091	724,010	452,031	179,967	243,159
19,998	121,172	626,879	2,014,865	50,866	3,500,327	1,888,569	6,140,869

1,047,381	1,481,825	2,044,646	3,978,815	3,331,351	11,708,997	2,739,239	7,564,660

12,920	107,093	5,774,995	211,867	5,352,528	5,581,690	32,597	76,690
1,678	14,770	320,935	2,358	559,273	399,032	5,636	8,696
—	—	—	—	—	73	—	4
54	16,786	82,401	—	419,197	341,143	1,237	3,305
868	5,159	297,565	6,205	186,295	237,178	109,214	150,457

15,520	143,808	6,475,896	220,430	6,517,293	6,559,116	148,684	239,152

(934,097)	(1,908,982)	(4,775,469)	(15,134,334)	(13,777,102)	(13,953,031)	(601,196)	(4,538,021)
(452)	(94,076)	(376,897)	(669,010)	(422,203)	(1,922,839)	(156,300)	(374,422)
—	—	—	—	—	(1,063)	—	(5,141)
(39,712)	(389,163)	(137,467)	(152,653)	(515,002)	(783,550)	(214,815)	(542,141)
(2,357)	(49,418)	(520,535)	(935,016)	(644,551)	(2,231,067)	(2,824,810)	(3,394,712)

(976,618)	(2,441,639)	(5,810,368)	(16,891,013)	(15,358,858)	(18,891,550)	(3,797,121)	(8,854,437)

86,283	(816,006)	2,710,174	(12,691,768)	(5,510,214)	(623,437)	(909,198)	(1,050,625)
—	476	—	—	—	—	—	—
142,736	262,283	346,117	(2,609,637)	(8,403,595)	407,077	(684,496)	(1,211,363)
8,587,810	8,325,527	68,138,843	70,748,480	83,418,362	83,011,285	21,309,889	22,521,252

$8,730,546	$8,587,810	$68,484,960	$68,138,843	$75,014,767	$83,418,362	$20,625,393	$21,309,889

$ 3,080	$ 4,261	$ 57,991	$ 189,835	—	—	$ 2,497	$ 99

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions		Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000 ’s)	Net Investment Income (Loss)(b)		Operating Expenses Net of Waivers/ Reimbursements/ Reductions		Operating Expenses Before Waivers/ Reimbursements/ Reductions(d)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2015(e)	$23.01	$0.01	$1.95	$1.96	—	$(0.43)		$(0.43)		$0.00	$24.54	8.6%	$344,038	0.06	%(f)	1.41	%(f)	1.41	%(f)	6%
2014	23.81	(0.22)	0.80	0.58	—	(1.38)		(1.38)		0.00	23.01	2.2	365,022	(0.90)		1.41		1.42		14
2013	17.94	0.04	6.29	6.33	$(0.08)	(0.38)		(0.46)		0.00	23.81	36.2	476,112	0.19		1.41		1.43		15
2012	14.85	(0.10)	3.54	3.44	—	(0.35)		(0.35)		0.00	17.94	23.6	277,666	(0.62)		1.44		1.46		12
2011	15.81	(0.14)	(0.34)	(0.48)	(0.06)	(0.42)		(0.48)		0.00	14.85	(3.3)	344,800	(0.79)		1.46		1.48		20
2010	13.49	(0.10)	2.42	2.32	—	(0.00	)(c)	(0.00	)(c)	0.00	15.81	17.2	261,810	(0.67)		1.55		1.58		27
Class A
2015(e)	$22.45	$(0.02)	$1.91	$1.89	—	$(0.43)		$(0.43)		$0.00	$23.91	8.5%	$184,106	(0.15	)%(f)	1.66	%(f)	1.66	%(f)	6%
2014	23.32	(0.27)	0.78	0.51	—	(1.38)		(1.38)		0.00	22.45	2.2	175,108	(1.16)		1.66		1.66		14
2013	17.59	(0.02)	6.17	6.15	$(0.04)	(0.38)		(0.42)		0.00	23.32	35.8	139,464	(0.08)		1.66		1.68		15
2012	14.61	(0.14)	3.47	3.33	—	(0.35)		(0.35)		0.00	17.59	23.2	77,803	(0.87)		1.69		1.71		12
2011	15.57	(0.18)	(0.32)	(0.50)	(0.04)	(0.42)		(0.46)		0.00	14.61	(3.5)	64,457	(1.04)		1.71		1.73		20
2010	13.32	(0.13)	2.38	2.25	—	(0.00	)(c)	(0.00	)(c)	0.00	15.57	16.9	48,464	(0.91)		1.80		1.83		27
Class C
2015(e)	$20.44	$(0.07)	$1.73	$1.66	—	$(0.43)		$(0.43)		$0.00	$21.67	8.2%	$222,934	(0.66	)%(f)	2.16	%(f)	2.16	%(f)	6%
2014	21.46	(0.36)	0.72	0.36	—	(1.38)		(1.38)		0.00	20.44	1.4	208,795	(1.66)		2.16		2.17		14
2013	16.25	(0.10)	5.69	5.59	—	(0.38)		(0.38)		0.00	21.46	35.3	160,852	(0.57)		2.16		2.18		15
2012	13.59	(0.21)	3.22	3.01	—	(0.35)		(0.35)		0.00	16.25	22.6	92,012	(1.37)		2.19		2.21		12
2011	14.55	(0.25)	(0.29)	(0.54)	—	(0.42)		(0.42)		0.00	13.59	(4.0)	79,827	(1.57)		2.21		2.23		20
2010	12.51	(0.19)	2.23	2.04	—	(0.00	)(c)	(0.00	)(c)	0.00	14.55	16.3	40,297	(1.41)		2.30		2.33		27
Class I
2015(e)	$23.27	$0.04	$1.98	$2.02	—	$(0.43)		$(0.43)		$0.00	$24.86	8.8%	$594,457	0.36	%(f)	1.16	%(f)	1.16	%(f)	6%
2014	24.02	(0.16)	0.79	0.63	—	(1.38)		(1.38)		0.00	23.27	2.4	519,459	(0.67)		1.16		1.17		14
2013	18.13	0.08	6.35	6.43	$(0.16)	(0.38)		(0.54)		0.00	24.02	36.6	277,588	0.40		1.16		1.18		15
2012	14.98	(0.06)	3.56	3.50	—	(0.35)		(0.35)		0.00	18.13	23.8	131,003	(0.38)		1.19		1.21		12
2011	15.92	(0.10)	(0.33)	(0.43)	(0.09)	(0.42)		(0.51)		0.00	14.98	(3.0)	53,767	(0.57)		1.21		1.23		20
2010	13.55	(0.06)	2.43	2.37	—	(0.00	)(c)	(0.00	)(c)	0.00	15.92	17.5	23,406	(0.41)		1.30		1.33		27

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.02%, 0.02%, 0.02%, and 0.03% of net assets for the years ended September 30, 2014, 2013, 2012, 2011, and 2010, respectively. For the six months ended March 31, 2015, the effect was minimal.
(e)	For the six months ended March 31, 2015, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2015(b)	$20.52	$(0.05)	$1.45	$1.40	—	$(1.60)	$(1.60)	—		$20.32	7.0%	$13,387	(0.47	)%(c)	1.50	%(c)	1.59	%(c)	12%
2014	19.83	(0.07)	0.76	0.69	—	—	—	$0.00	(d)	20.52	3.5	15,649	(0.35)		1.50		1.57		13
2013	15.32	(0.01)	4.52	4.51	—	—	—	0.00	(d)	19.83	29.4	19,576	(0.05)		1.50		1.63		12
2012	12.85	(0.03)	2.87	2.84	—	(0.37)	(0.37)	0.00	(d)	15.32	22.5	16,170	(0.21)		1.50		1.65		39
2011	13.36	(0.12)	(0.39)	(0.51)	—	—	—	0.00	(d)	12.85	(3.8)	28,843	(0.73)		1.50		1.69		52
2010	11.60	(0.10)	1.86	1.76	—	—	—	0.00	(d)	13.36	15.2	10,435	(0.81)		1.50		1.99		28
Class A
2015(b)	$20.05	$(0.07)	$1.41	$1.34	—	$(1.60)	$(1.60)	—		$19.79	6.8%	$3,925	(0.73	)%(c)	1.75	%(c)	1.84	%(c)	12%
2014	19.41	(0.12)	0.76	0.64	—	—	—	$0.00	(d)	20.05	3.3	4,269	(0.60)		1.75		1.82		13
2013	15.03	(0.04)	4.42	4.38	—	—	—	0.00	(d)	19.41	29.1	4,668	(0.22)		1.75		1.88		12
2012	12.65	(0.06)	2.81	2.75	—	(0.37)	(0.37)	0.00	(d)	15.03	22.1	5,390	(0.42)		1.75		1.90		39
2011	13.18	(0.16)	(0.37)	(0.53)	—	—	—	0.00	(d)	12.65	(4.0)	4,965	(0.98)		1.75		1.94		52
2010	11.47	(0.13)	1.84	1.71	—	—	—	0.00	(d)	13.18	14.9	3,509	(1.06)		1.75		2.24		28
Class C
2015(b)	$18.56	$(0.11)	$1.30	$1.19	—	$(1.60)	$(1.60)	—		$18.15	6.6%	$3,761	(1.23	)%(c)	2.25	%(c)	2.34	%(c)	12%
2014	18.06	(0.21)	0.71	0.50	—	—	—	$0.00	(d)	18.56	2.8	4,186	(1.10)		1.25		2.32		13
2013	14.06	(0.11)	4.11	4.00	—	—	—	0.00	(d)	18.06	28.4	4,460	(0.72)		2.25		2.38		12
2012	11.91	(0.13)	2.65	2.52	—	(0.37)	(0.37)	0.00	(d)	14.06	21.5	5,261	(0.92)		2.25		2.40		39
2011	12.47	(0.22)	(0.34)	(0.56)	—	—	—	0.00	(d)	11.91	(4.5)	5,406	(1.50)		2.25		2.44		52
2010	10.91	(0.18)	1.74	1.56	—	—	—	0.00	(d)	12.47	14.3	911	(1.55)		2.25		2.74		28
Class I
2015(b)	$20.85	$(0.02)	$1.47	$1.45	—	$(1.60)	$(1.60)	—		$20.70	7.1%	$18,382	(0.23	)%(c)	1.25	%(c)	1.34	%(c)	12%
2014	20.09	(0.02)	0.78	0.76	—	—	—	$0.00	(d)	20.85	3.8	17,230	(0.09)		1.25		1.38		13
2013	15.50	0.04	4.57	4.61	$(0.02)	—	(0.02)	0.00	(d)	20.09	29.8	13,688	0.22		1.25		1.38		12
2012	12.96	0.04	2.87	2.91	—	(0.37)	(0.37)	0.00	(d)	15.50	22.8	12,752	0.23		1.25		1.40		39
2011	13.45	(0.07)	(0.42)	(0.49)	—	—	—	0.00	(d)	12.96	(3.6)	759	(0.46)		1.25		1.44		52
2010	11.65	(0.08)	1.88	1.80	—	—	—	0.00	(d)	13.45	15.5	1,123	(0.59)		1.25		1.74		28

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2015, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income/Loss		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2015(b)	$11.54	$(0.02)	$0.78	$0.76	—	$(0.12)		$(0.12)		$12.18	6.6%	$1,970	(0.40	)%(c)	1.51	%(c)	2.76	%(c)	8%
2014	10.48	(0.04)	1.10	1.06	—	(0.00	)(d)	(0.00	)(d)	11.54	10.2	1,679	(0.39)		1.51	(e)	4.27		22
2013(f)	10.00	(0.01)	0.49	0.48	—	—		—		10.48	4.8	661	(0.42	)(c)	1.50	(c)	3.88	(c)(g)	3
Class A
2015(b)	$11.51	$(0.04)	$0.78	$0.74	—	$(0.12)		$(0.12)		$12.13	6.5%	$763	(0.65	)%(c)	1.76	%(c)	3.01	%(c)	8%
2014	10.47	(0.08)	1.12	1.04	—	(0.00	)(d)	(0.00	)(d)	11.51	10.0	682	(0.69)		1.76	(e)	4.52		22
2013(f)	10.00	0.03	0.44	0.47	—	—		—		10.47	4.7	188	0.81	(c)	1.75	(c)	4.13	(c)(g)	3
Class C
2015(b)	$11.43	$(0.07)	$0.78	$0.71	—	$(0.12)		$(0.12)		$12.02	6.3%	$284	(1.14	)%(c)	2.26	%(c)	3.51	%(c)	8%
2014	10.45	(0.13)	1.11	0.98	—	(0.00	)(d)	(0.00	)(d)	11.43	9.4	239	(1.17)		2.26	(e)	5.02		22
2013(f)	10.00	(0.02)	0.47	0.45	—	—		—		10.45	4.5	74	(0.65	)(c)	2.25	(c)	4.63	(c)(g)	3
Class I
2015(b)	$11.57	$(0.01)	$0.79	$0.78	—	$(0.12)		$(0.12)		$12.23	6.8%	$2,255	(0.15	)%(c)	1.26	%(c)	2.51	%(c)	8%
2014	10.48	0.01	1.11	1.12	$(0.01)	(0.00	)(d)	(0.01)		11.59	10.5	2,345	(0.09)		1.26	(e)	4.02		22
2013(f)	10.00	(0.01)	0.49	0.48	—	—		—		10.48	4.8	1,155	(0.20	)(c)	1.25	(c)	3.63	(c)(g)	3

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2015, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.
(e)	The Fund incurred interest expense during the six months ended March 31, 2015 and the year ended September 30, 2014. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I), respectively.
(f)	From the commencement of offering of Fund Shares on May 31, 2013 through September 30, 2013.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.11% (Class AAA), 10.36% (Class A), 10.86% (Class C), and 9.86% (Class I).

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Income Fund
Class AAA
2015(b)	$11.79	$0.03		$0.04	$0.07	$(0.03)	$(0.03)	—		$11.83	0.6%	$6,182	0.46	%(c)	2.00	%(c)	2.35	%(c)	9%
2014	10.40	0.21		1.38	1.59	(0.20)	(0.20)	$0.00	(d)	11.79	15.5	6,240	1.86		2.00		2.42		31
2013	8.96	0.07		1.45	1.52	(0.08)	(0.08)	0.00	(d)	10.40	17.0	6,147	0.73		2.00		2.57		13
2012	7.65	0.10		1.31	1.41	(0.10)	(0.10)	0.00	(d)	8.96	18.5	5,151	1.22		2.00		2.82		11
2011	7.53	0.09		0.11	0.20	(0.08)	(0.08)	0.00	(d)	7.65	2.6	4,665	1.08		1.84		2.74		14
2010	6.96	0.13		0.56	0.69	(0.12)	(0.12)	—		7.53	9.9	4,822	1.73		1.50		3.19		10
Class A
2015(b)	$12.18	$0.01		$0.05	$0.06	$(0.02)	$(0.02)	—		$12.22	0.5%	$1,199	0.21	%(c)	2.25	%(c)	2.60	%(c)	9%
2014	10.75	0.19		1.43	1.62	(0.19)	(0.19)	$0.00	(d)	12.18	15.2	1,013	1.63		2.25		2.67		31
2013	9.26	0.05		1.49	1.54	(0.05)	(0.05)	0.00	(d)	10.75	16.7	907	0.44		2.25		2.82		13
2012	7.91	0.07		1.37	1.44	(0.09)	(0.09)	0.00	(d)	9.26	18.3	389	0.78		2.25		3.07		11
2011	7.79	0.08		0.10	0.18	(0.06)	(0.06)	0.00	(d)	7.91	2.2	47	0.98		1.89		3.15		14
2010	7.20	0.10		0.59	0.69	(0.10)	(0.10)	—		7.79	9.7	341	1.29		1.75		3.44		10
Class C
2015(b)	$13.04	$(0.02)		$0.05	$0.03	$(0.00)	$(0.00)	—		$13.07	0.2%	$1,040	(0.29	%)(c)	2.75	%(c)	3.10	%(c)	9%
2014	11.54	0.17		1.50	1.67	(0.17)	(0.17)	$0.00	(d)	13.04	14.6	1,045	1.30		2.75		3.32		31
2013	9.94	0.00	(d)	1.61	1.61	(0.01)	(0.01)	0.00	(d)	11.54	16.2	1,086	0.01		2.75		3.32		13
2012	8.49	0.03		1.46	1.49	(0.04)	(0.04)	0.00	(d)	9.94	17.6	1,307	0.36		2.75		3.57		11
2011	8.36	0.02		0.13	0.15	(0.02)	(0.02)	0.00	(d)	8.49	1.8	437	0.19		2.62		3.47		14
2010	7.70	0.08		0.62	0.70	(0.04)	(0.04)	—		8.36	9.1	97	1.04		2.25		3.94		10
Class I
2015(b)	$11.80	$0.04		$0.04	$0.08	$(0.03)	$(0.03)	—		$11.85	0.7%	$310	0.71	%(c)	1.75	%(c)	2.10	%(c)	9%
2014	10.40	0.24		1.39	1.63	(0.23)	(0.23)	$0.00	(d)	11.80	15.8	290	2.15		1.75		2.32		31
2013	8.96	0.10		1.44	1.54	(0.10)	(0.10)	0.00	(d)	10.40	17.3	185	0.99		1.75		2.32		13
2012	7.65	0.12		1.31	1.43	(0.12)	(0.12)	0.00	(d)	8.96	18.8	126	1.43		1.75		2.57		11
2011	7.53	0.10		0.12	0.22	(0.10)	(0.10)	0.00	(d)	7.65	2.9	92	1.26		1.61		2.48		14
2010	6.97	0.14		0.56	0.70	(0.14)	(0.14)	—		7.53	10.1	54	1.97		1.25		2.94		10

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2015, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses††(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2015(c)	$13.65	$0.03		$0.86	$0.89	$(0.06)	$(1.33)	$(1.39)	$13.15	6.6%	$60,395	0.42	%(d)	1.59	%(d)	14%
2014	11.88	0.05		1.76	1.81	(0.04)	—	(0.04)	13.65	15.3	60,587	0.37		1.59		51
2013	9.92	0.06		1.99	2.05	(0.09)	—	(0.09)	11.88	20.9	64,595	0.53		1.62		53
2012	7.81	0.08		2.11	2.19	(0.08)	—	(0.08)	9.92	28.3	70,017	0.84		1.59		41
2011	8.17	0.07		(0.38)	(0.31)	(0.05)	—	(0.05)	7.81	(3.8)	79,328	0.73		1.54		38
2010	7.72	0.04		0.48	0.52	(0.07)	—	(0.07)	8.17	6.8	99,986	0.55		1.56		52
Class A
2015(c)	$13.61	$0.01		$0.86	$0.87	$(0.02)	$(1.33)	$(1.35)	$13.13	6.6%	$3,328	0.16	%(d)	1.84	%(d)	14%
2014	11.84	0.02		1.76	1.78	(0.01)	—	(0.01)	13.61	15.0	3,329	0.12		1.84		51
2013	9.89	0.03		1.99	2.02	(0.07)	—	(0.07)	11.84	20.5	3,256	0.27		1.87		53
2012	7.78	0.05		2.11	2.16	(0.05)	—	(0.05)	9.89	27.9	3,221	0.60		1.84		41
2011	8.13	0.04		(0.37)	(0.33)	(0.02)	—	(0.02)	7.78	(4.0)	3,445	0.44		1.79		38
2010	7.69	0.02		0.48	0.50	(0.06)	—	(0.06)	8.13	6.5	6,616	0.31		1.81		52
Class C
2015(c)	$13.18	$(0.02)		$0.83	$0.81	—	$(1.33)	$(1.33)	$12.66	6.3%	$928	(0.31	)%(d)	2.34	%(d)	14%
2014	11.51	(0.05)		1.72	1.67	—	—	—	13.18	14.5	676	(0.38)		2.34		51
2013	9.62	(0.02)		1.93	1.91	$(0.02)	—	(0.02)	11.51	19.9	693	(0.22)		2.37		53
2012	7.56	0.01		2.05	2.06	—	—	—	9.62	27.3	784	0.10		2.34		41
2011	7.91	(0.00	)(e)	(0.35)	(0.35)	—	—	—	7.56	(4.4)	816	(0.02)		2.29		38
2010	7.49	(0.02)		0.46	0.44	(0.02)	—	(0.02)	7.91	5.9	999	(0.19)		2.31		52
Class I
2015(c)	$13.64	$0.04		$0.86	$0.90	$(0.09)	$(1.33)	$(1.42)	$13.12	6.8%	$3,834	0.66	%(d)	1.34	%(d)	14%
2014	11.89	0.08		1.74	1.82	(0.07)	—	(0.07)	13.64	15.4	3,547	0.60		1.34		51
2013	9.93	0.09		1.99	2.08	(0.12)	—	(0.12)	11.89	21.2	2,204	0.84		1.37		53
2012	7.83	0.09		2.12	2.21	(0.11)	—	(0.11)	9.93	28.5	4,377	0.96		1.34		41
2011	8.19	0.10		(0.39)	(0.29)	(0.07)	—	(0.07)	7.83	(3.6)	1,258	1.07		1.29		38
2010	7.73	0.06		0.49	0.55	(0.09)	—	(0.09)	8.19	7.1	1,043	0.81		1.31		52

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2013, 2012, 2011, and 2010 would have been 1.60% 1.56%, 1.52%, and 1.54% (Class AAA), 1.85%, 1.81%, 1.77%, and 1.79% (Class A), 2.35%, 2.31%, 2.27%, and 2.29% (Class C), and 1.35%, 1.31%, 1.27%, and 1.29% (Class I), respectively. For the six months ended March 31, 2015 and the year ended September 30, 2014, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)

The Fund incurred interest expense during the years ended September 30, 2014, 2013, 2012, 2011, and 2010. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal.

(c)	For the six months ended March 31, 2015, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††		Portfolio Turnover Rate
Balanced Fund
Class AAA
2015(b)	$12.91	$0.06	$0.58	$0.64	$(0.06)	$(1.11)	$(1.17)	$12.38	5.1%	$60,661	0.96	%(c)	1.29	%(c)	18%
2014	12.76	0.14	1.07	1.21	(0.14)	(0.92)	(1.06)	12.91	9.9	69,187	1.07		1.29		39
2013	11.48	0.15	1.28	1.43	(0.15)	—	(0.15)	12.76	12.5	70,824	1.21		1.30		36
2012	9.86	0.16	1.62	1.78	(0.16)	—	(0.16)	11.48	18.2	78,999	1.47		1.30		34
2011	10.13	0.18	(0.27)	(0.09)	(0.18)	—	(0.18)	9.86	(1.0)	76,941	1.65		1.24		24
2010	9.65	0.14	0.49	0.63	(0.15)	—	(0.15)	10.13	6.5	106,782	1.45		1.26		33
Class A
2015(b)	$12.97	$0.04	$0.59	$0.63	$(0.05)	$(1.11)	$(1.16)	$12.44	4.9%	$6,664	0.70	%(c)	1.54	%(c)	18%
2014	12.82	0.11	1.07	1.18	(0.11)	(0.92)	(1.03)	12.97	9.5	6,443	0.83		1.54		39
2013	11.53	0.12	1.29	1.41	(0.12)	—	(0.12)	12.82	12.3	5,869	0.95		1.55		36
2012	9.90	0.13	1.64	1.77	(0.14)	—	(0.14)	11.53	17.9	5,121	1.21		1.55		34
2011	10.17	0.15	(0.26)	(0.11)	(0.16)	—	(0.16)	9.90	(1.2)	4,298	1.40		1.49		24
2010	9.69	0.12	0.48	0.60	(0.12)	—	(0.12)	10.17	6.2	5,136	1.20		1.51		33
Class C
2015(b)	$13.12	$0.01	$0.59	$0.60	$(0.02)	$(1.11)	$(1.13)	$12.59	4.6%	$5,756	0.20	%(c)	2.04	%(c)	18%
2014	12.95	0.04	1.09	1.13	(0.04)	(0.92)	(0.96)	13.12	9.0	5,350	0.32		2.04		39
2013	11.64	0.05	1.31	1.36	(0.05)	—	(0.05)	12.95	11.7	5,257	0.43		2.05		36
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.4	4,932	0.72		2.05		34
2011	10.26	0.10	(0.27)	(0.17)	(0.10)	—	(0.10)	9.99	(1.7)	4,318	0.90		1.99		24
2010	9.78	0.07	0.48	0.55	(0.07)	—	(0.07)	10.26	5.7	4,975	0.70		2.01		33
Class I
2015(b)	$12.90	$0.07	$0.58	$0.65	$(0.08)	$(1.11)	$(1.19)	$12.36	5.2%	$1,934	1.21	%(c)	1.04	%(c)	18%
2014	12.76	0.17	1.06	1.23	(0.17)	(0.92)	(1.09)	12.90	10.0	2,438	1.35		1.04		39
2013	11.48	0.18	1.28	1.46	(0.18)	—	(0.18)	12.76	12.8	1,060	1.44		1.05		36
2012	9.85	0.19	1.63	1.82	(0.19)	—	(0.19)	11.48	18.4	872	1.74		1.05		34
2011	10.12	0.21	(0.27)	(0.06)	(0.21)	—	(0.21)	9.85	(0.7)	1,834	1.92		0.99		24
2010	9.64	0.17	0.48	0.65	(0.17)	—	(0.17)	10.12	6.8	1,769	1.70		1.01		33

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2015 and the years ended September 30, 2014, 2013, 2012, 2011, and 2010 would have been 1.30%, 1.27%, 1.28%, 1.27%, 1.22%, and 1.24% (Class AAA), 1.55%, 1.52%, 1.53%, 1.52%, 1.47%, and 1.49% (Class A), 2.05% 2.02%, 2.03%, 2.02%, 1.97%, and 1.05%, 1.99% (Class C), and 1.05%, 1.02%, 1.03%, 1.02%, 0.97%, and 0.99% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2015, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements††		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2015(b)	$11.59	$0.08	$ 0.12	$ 0.20	$(0.08)	—	$(0.08)	$11.71	1.7%	$ 5,036	1.34	%(c)	1.00	%(c)	1.37	%(c)	32%
2014	11.68	0.15	(0.09)	0.06	(0.15)	—	(0.15)	11.59	0.5	5,174	1.29		1.00		1.38		16
2013	12.06	0.14	(0.36)	(0.22)	(0.15)	$(0.01)	(0.16)	11.68	(1.9)	8,737	1.21		1.00		1.36		20
2012	11.91	0.19	0.22	0.41	(0.19)	(0.07)	(0.26)	12.06	3.5	11,230	1.56		1.00		1.33		15
2011	11.90	0.29	0.03	0.32	(0.29)	(0.02)	(0.31)	11.91	2.7	16,959	2.45		1.00		1.39		16
2010	11.52	0.27	0.46	0.73	(0.27)	(0.08)	(0.35)	11.90	6.5	17,038	2.32		1.02		1.49		14
Class A
2015(b)	$11.58	$0.07	$ 0.12	$ 0.19	$(0.07)	—	$(0.07)	$11.70	1.6%	$ 1,080	1.25	%(c)	1.10	%(c)	1.47	%(c)	32%
2014	11.66	0.14	(0.08)	0.06	(0.14)	—	(0.14)	11.58	0.5	928	1.21		1.10		1.48		16
2013	12.04	0.13	(0.37)	(0.24)	(0.13)	$(0.01)	(0.14)	11.66	(2.0)	1,066	1.06		1.10		1.46		20
2012	11.91	0.18	0.20	0.38	(0.18)	(0.07)	(0.25)	12.04	3.1	1,365	1.46		1.10		1.43		15
2011	11.90	0.27	0.04	0.31	(0.28)	(0.02)	(0.30)	11.91	2.6	842	2.33		1.10		1.49		16
2010	11.51	0.26	0.47	0.73	(0.26)	(0.08)	(0.34)	11.90	6.4	487	2.23		1.12		1.59		14
Class C
2015(b)	$11.01	$0.03	$ 0.12	$ 0.15	$(0.03)	—	$(0.03)	$11.13	1.4%	$ 475	0.59	%(c)	1.75	%(c)	2.12	%(c)	32%
2014	11.09	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	11.01	(0.2)	503	0.55		1.75		2.13		16
2013	11.46	0.05	(0.36)	(0.31)	(0.05)	$(0.01)	(0.06)	11.09	(2.7)	803	0.43		1.75		2.11		20
2012	11.32	0.09	0.21	0.30	(0.09)	(0.07)	(0.16)	11.46	2.7	1,772	0.80		1.75		2.08		15
2011	11.32	0.17	0.04	0.21	(0.19)	(0.02)	(0.21)	11.32	1.9	2,234	1.51		1.75		2.14		16
2010	10.96	0.17	0.44	0.61	(0.17)	(0.08)	(0.25)	11.32	5.7	1,716	1.50		1.77		2.24		14
Class I
2015(b)	$11.60	$0.09	$ 0.12	$ 0.21	$(0.09)	—	$(0.09)	$11.72	1.8%	$14,034	1.58	%(c)	0.75	%(c)	1.12	%(c)	32%
2014	11.68	0.18	(0.08)	0.10	(0.18)	—	(0.18)	11.60	0.9	14,705	1.58		0.75		1.13		16
2013	12.06	0.17	(0.36)	(0.19)	(0.18)	$(0.01)	(0.19)	11.68	(1.6)	11,910	1.45		0.75		1.11		20
2012	11.92	0.22	0.21	0.43	(0.22)	(0.07)	(0.29)	12.06	3.6	9,326	1.82		0.75		1.08		15
2011	11.91	0.32	0.03	0.35	(0.32)	(0.02)	(0.34)	11.92	3.0	125	2.68		0.75		1.14		16
2010	11.52	0.30	0.47	0.77	(0.30)	(0.08)	(0.38)	11.91	6.8	125	2.58		0.77		1.24		14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended September 30, 2010 would have been 1.00% (Class AAA), 1.10% (Class A), 1.75% (Class C), and 0.75% (Class I), respectively. For the six months ended March 31, 2015 and the years ended September 30, 2014, 2013, 2012, and 2011, there were no Custodian Fee Credits.
†††	The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the year ended September 30, 2010 would have been 1.47% (Class AAA), 1.57% (Class A), 2.22% (Class C), and 1.22% (Class I), respectively. For the six months ended March 31, 2015 and the years ended September 30, 2014, 2013, 2012, and 2011, there were no Custodian Fee Credits.
(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2015, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty Mites Fund (“Mighty Mites Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (“Mid-Cap Equity Fund”), TETON Westwood Income Fund (“Income Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with four classes of shares. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

—	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

—	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

—	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

—	Income Fund seeks to provide a high level of current income as well as long term capital appreciation.

—	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

—	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

—	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$ 4,697,420	$ 483,750	—	$ 5,181,170
Consumer Products	26,165,520	—	$ 31	26,165,551
Diversified Industrial	109,281,265	500,292	—	109,781,557
Financial Services	57,785,683	499,200	525,000	58,809,883
Health Care	105,428,921	—	28,640	105,457,561
Real Estate	20,577,759	—	202,679	20,780,438
Telecommunications	32,146,499	394,816	—	32,541,315
Transportation	2,904,260	—	465	2,904,725
Other Industries(a)	695,688,357	—	—	695,688,357
Total Common Stocks	1,054,675,684	1,878,058	756,815	1,057,310,557
Preferred Stocks(a)	1,290,295	—	—	1,290,295
Convertible Preferred Stocks(a)	—	2,101,367	—	2,101,367
Rights(a)	271,200	—	262,000	533,200
Warrants(a)	12,136	—	0	12,136
Corporate Bonds(a)	—	38,868	108,079	146,947
U.S. Government Obligations	—	283,621,261	—	283,621,261
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,056,249,315	$287,639,554	$1,126,894	$1,345,015,763

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 38,173,728	—	—	$ 38,173,728
U.S. Government Obligations	—	$ 1,314,722	—	1,314,722
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 38,173,728	$ 1,314,722	—	$ 39,488,450

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 5,247,669	—	—	$ 5,247,669
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 5,247,669	—	—	$ 5,247,669

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 8,273,050	—	—	$ 8,273,050
U.S. Government Obligations	—	$ 599,860	—	599,860
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 8,273,050	$ 599,860	—	$ 8,872,910

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 65,395,709	—	—	$ 65,395,709
Short Term Investments	3,201,557	—	—	3,201,557
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 68,597,266	—	—	$ 68,597,266

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/15
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$47,426,623	—	—	$47,426,623
Corporate Bonds(a)	—	$16,581,087	—	16,581,087
U.S. Government Agency Obligations	—	4,535,265	—	4,535,265
U.S. Government Obligations	—	4,025,953	—	4,025,953
Short Term Investments	2,331,469	—	—	2,331,469
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$49,758,092	$25,142,305	—	$74,900,397

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$13,397,248	—	$13,397,248
U.S. Government Agency Obligations	—	3,563,306	—	3,563,306
U.S. Government Obligations	—	2,191,224	—	2,191,224
Short Term Investments	$1,361,322	—	—	1,361,322
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,361,322	$19,151,778	—	$20,513,100

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2015. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or September 30, 2014 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

The following table reconciles Level 3 investments for Mighty Mites Fund for which significant unobservable inputs were used to determine fair value:

MIGHTY MITES FUND	Balance as of 9/30/14	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3†	Transfers out of Level 3†	Balance as of 3/31/15	Net change in unrealized appreciation/ depreciation on Level 3 investments still held at 3/31/15††
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$28,640	—	—	—	—	—	—	—	$28,640	—
Financial Services	—	—	—	$25,000	—	—	$500,000	—	525,000	$25,000
Real Estate	203,063	—	—	(384)	—	—	—	—	202,679	(384)
Other Industries	496	—	—	—	—	—	—	—	496	—
Total Common Stocks	232,199	—	—	24,616	—	—	500,000	—	756,815	24,616
Rights	452,000	—	—	(190,000)	—	$(0)	—	—	262,000	—
Warrants	0	—	—	—	—	—	—	—	0	—
Corporate Bonds	106,090	—	—	1,989	—	—	—	—	108,079	1,989
TOTAL INVESTMENTS IN SECURITIES	$790,289	—	—	$(163,395)	—	$(0)	$500,000	—	$1,126,894	$26,605

†	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.
††	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of March 31, 2015.

Description	Balance at 3/31/15	Valuation Technique	Unobservable Input	Range
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$28,640	Last Price	Discount Range	0%
Financial Services	525,000	Last Price	Discount Range	0%
Real Estate	202,679	Restructure Plan/Cash Flow Analysis	Discount Range	0%
Other Industries (a)	496

Total Common Stocks	756,815

Rights	262,000	Last Price	Discount Range	0%
Corporate Bonds	108,079	Restructure Plan	Discount Range	0%

	$1,126,894

(a)	Includes fair valued securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2015, both the Mighty Mites Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2015, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point. During the six months ended March 31, 2015, the SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund held no investments in other investment companies.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended September 30, 2014 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Distributions paid from:
Ordinary Income (inclusive of short term capital gains)	$1,522,516	$—	$1,460	$151,596	$238,038	$856,511	$320,109
Net long term capital gains	64,620,529	—	5	—	—	5,991,808	—

Total distributions paid	$66,143,045	$—	$1,465	$151,596	$238,038	$6,848,319	$320,109

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2014, the below Funds had net capital loss carryforwards for federal income tax purposes, which are available to reduce future required distributions of net capital gains to shareholders. The Funds are permitted to carry capital losses incurred after December 22, 2010 forward for an unlimited period as either short term or long term capital losses. In addition, these losses must be utilized prior to the losses incurred prior to that date, which are treated as short term capital losses. As a result, capital loss carryforwards incurred prior to December 22, 2010 may have an increased likelihood of expiring unused.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2014:

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2017	$—	$—	$—	$31,941	$—	$—	$—
2018	—	—	—	1,503,326	—	—	—
2019	—	—	—	62,766	—	—	—
Short term with no expiration	—	—	—	—	—	—	3,259

Total capital loss carryforwards	$—	$—	$—	$1,598,033	$—	$—	$3,259

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2015:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$982,869,726	$31,119,563	$4,740,257	$7,000,499	$55,329,816	$63,408,376	$19,769,434

Gross unrealized appreciation	$407,743,072	$11,106,283	$791,931	$2,279,454	$13,880,225	$11,982,004	$760,675
Gross unrealized depreciation	(45,597,035)	(2,737,396)	(284,519)	(407,043)	(612,775)	(489,983)	(17,009)

Net unrealized appreciation	$362,146,037	$8,368,887	$507,412	$1,872,411	$13,267,450	$11,492,021	$743,666

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2015, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $28,556.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2016. For the six months ended March 31, 2015, the Adviser waived fees or reimbursed expenses in the amounts of $17,564, $32,541, $15,497, and $38,993 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 1.50%, 2.00%, and 1.00%, respectively, and for Class A of 1.75%, 1.75%, 2.25%, and 1.10%, respectively, and for Class C of 2.25%, 2.25%, 2.75%, and 1.75%, respectively, and for Class I of 1.25%, 1.25%, 1.75%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2015, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2013, expiring September 30, 2015	For the year ended September 30, 2014, expiring September 30, 2016	For the six months ended March 31, 2015, expiring September 30, 2017	Total
SmallCap Equity Fund	$50,965	$32,802	$17,564	$101,331
Mid-Cap Equity Fund	45,488	92,134	32,541	170,163
Income Fund	44,065	36,616	15,497	96,178
Intermediate Bond Fund	87,322	83,262	38,993	209,577

The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC, an affiliate. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As per the approval of the Board, the Mid-Cap Equity Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended March 31, 2015, the Fund paid or accrued $929 in payroll expenses in the Statement of Operations.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2015, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$80,462,121	$64,825,380	—	—
SmallCap Equity Fund	4,931,691	9,871,026	—	—
Mid-Cap Equity Fund	632,742	412,485	—	—
Income Fund	764,289	1,048,726	—	—
Equity Fund	9,607,380	15,279,392	—	—
Balanced Fund	10,830,914	16,376,882	$2,500,073	$7,445,777
Intermediate Bond Fund	5,244,472	1,180,436	1,068,480	5,773,864

6. Significant Shareholders. As of March 31, 2015, 49.2% of the Mid-Cap Equity Fund was beneficially owned by the Adviser and other affiliates, for which the affiliates and the Adviser have voting control, and 56.7% of the Intermediate Bond Fund was beneficially owned by the Subadviser and other affiliates, for which the affiliates and the Subadviser have voting control.

7. Transactions with Affiliates. During the six months ended March 31, 2015, the Mighty Mites Fund and Income Fund paid brokerage commissions on security trades of $62,474 and $240, respectively, to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $46,735 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2015, the Mighty Mites Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2015 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2015 and during the year ended September 30, 2014 can be found in the Statement of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Income Fund
Class AAA
Shares sold	1,162,338	5,284,081	14,565	60,394	30,926	94,193	71,953	100,837
Shares issued upon reinvestment of distributions	266,265	1,177,716	56,123	—	1,649	19	1,076	9,695
Shares redeemed	(3,272,853)	(10,590,878)	(174,446)	(285,204)	(16,334)	(11,820)	(79,845)	(172,467)

Net increase/(decrease) in Class AAA Shares	(1,844,250)	(4,129,081)	(103,758)	(224,810)	16,241	82,392	(6,816)	(61,935)

Class A
Shares sold	746,481	2,923,626	5,951	35,414	6,275	44,298	14,835	5,624
Shares issued upon reinvestment of distributions	118,516	322,557	15,562	—	575	5	135	1,297
Shares redeemed	(962,452)	(1,426,681)	(36,115)	(62,842)	(3,202)	(2,985)	(38)	(8,173)

Net increase/(decrease) in Class A Shares	(97,455)	1,819,502	(14,602)	(27,428)	3,648	41,318	14,932	(1,252)

Class B*
Shares sold	—	124	—	—	—	—	—	—
Shares issued upon reinvestment of distributions	—	14	—	—	—	—	—	—
Shares redeemed	—	(287)	—	—	—	—	—	—

Net decrease in Class B Shares	—	(149)	—	—	—	—	—	—

Class C
Shares sold	3,104,761	3,628,556	12,269	13,065	2,575	13,765	2,419	15,461
Shares issued upon reinvestment of distributions	158,994	392,169	14,612	—	218	2	4	1,374
Shares redeemed	(3,190,702)	(1,304,569)	(45,220)	(34,427)	—	—	(3,025)	(30,784)

Net increase/(decrease) in Class C Shares	73,053	2,716,156	(18,339)	(21,362)	2,793	13,767	(602)	(13,949)

Class I
Shares sold	5,132,406	14,155,431	132,046	277,271	13,566	92,389	1,667	10,683
Shares issued upon reinvestment of distributions	276,914	432,965	24,667	—	2,109	109	72	464
Shares redeemed	(3,817,982)	(3,825,732)	(94,948)	(132,160)	(33,891)	—	(200)	(4,372)

Net increase/(decrease) in Class I Shares	1,591,338	10,762,664	61,765	145,111	(18,216)	92,498	1,539	6,775

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	69,098	128,429	178,202	452,969	32,455	81,083
Shares issued upon reinvestment of distributions	446,635	16,882	438,499	450,647	2,792	6,572
Shares redeemed	(363,883)	(1,143,844)	(1,073,420)	(1,093,801)	(51,707)	(389,550)

Net increase/(decrease) in Class AAA Shares	151,850	(998,533)	(456,719)	(190,185)	(16,460)	(301,895)

Class A
Shares sold	12,424	21,284	27,725	156,771	25,094	20,155
Shares issued upon reinvestment of distributions	24,840	188	45,563	32,083	483	746
Shares redeemed	(28,434)	(51,900)	(34,172)	(150,088)	(13,457)	(32,150)

Net increase/(decrease) in Class A Shares	8,830	(30,428)	39,116	38,766	12,120	(11,249)

Class B*
Shares issued upon reinvestment of distributions	—	—	—	6	—	0 (a)
Shares redeemed	—	—	—	(85)	—	(441)

Net decrease in Class B Shares	—	—	—	(79)	—	(441)

Class C
Shares sold	26,448	2,647	56,691	35,389	16,236	21,908
Shares issued upon reinvestment of distributions	6,603	—	33,749	27,183	112	298
Shares redeemed	(11,022)	(11,556)	(41,173)	(60,672)	(19,403)	(48,941)

Net increase/(decrease) in Class C Shares	22,029	(8,909)	49,267	1,900	(3,055)	(26,735)

Class I
Shares sold	48,452	147,696	4,084	267,169	161,991	526,597
Shares issued upon reinvestment of distributions	23,085	495	15,273	19,192	9,348	12,901
Shares redeemed	(39,466)	(73,527)	(51,925)	(180,484)	(242,005)	(291,093)

Net increase/(decrease) in Class I Shares	32,071	74,664	(32,568)	105,877	(70,666)	248,405

(a)	Amount represents less than 0.5 Shares.
*	Mighty Mites Fund, Balanced Fund, and Intermediate Bond Fund Class B Shares were fully redeemed and closed on January 27, 2014.

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2015 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Market Value at March 31, 2015	Percent Owned of Shares Outstanding

Beasley Broadcast Group Inc., Cl. A	582,793	5,708	—	588,501	$52,688	—	$3,007,240	9.14%
Bel Fuse, Cl. A	132,347	16,000	—	148,347	15,882	—	2,720,684	6.82%
Burnham Holdings Inc., Cl. A	189,342	37,351	—	226,693	91,356	—	4,873,900	7.48%
Edgewater Technology Inc.	692,272	—	—	692,272	—	—	4,735,140	6.04%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	14,697	8.59%
MOCON Inc.	329,633	34,000	—	363,633	79,372	—	6,079,944	6.33%
Sevcon Inc.	465,564	9,290	—	474,854	50,694	—	3,784,586	13.01%
SL Industries Inc.	270,600	—	—	270,600	—	—	11,568,150	6.62%
Strattec Security Corp.*	197,000	1,800	(19,800)	179,000	42,744	$1,784,034	—	—
The L.S. Starrett Co., Cl. A	318,700	863	(963)	318,600	63,816	3,515	6,053,400	5.13%

Total					$396,552	$1,787,549	$42,837,741

*	Security is no longer considered affiliated at March 31, 2015.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the TETON Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA		WERNER J. ROEDER, MD
President,		Former Medical Director,
Anthony J. Colavita, P.C.		Lawrence Hospital

JAMES P. CONN		SALVATORE J. ZIZZA
Former Chief Investment Officer,		Chairman,
Financial Security Assurance Holdings Ltd.		Zizza & Associates Corp.
Officers
BRUCE N. ALPERT		RICHARD J. WALZ
President		Chief Compliance Officer

ANDREA R. MANGO		AGNES MULLADY
Secretary		Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ115SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/03/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/03/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/03/2015

* Print the name and title of each signing officer under his or her signature.